UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2009

DATE OF REPORTING PERIOD: DECEMBER 31, 2009

Item 1.	Reports to Stockholders

The Annual Report to Stockholders follows

First Investors

2009 ANNUAL REPORT

LIFE SERIES FUNDS

December 31, 2009

FOREWORD

This report is for the information of the shareholders of the Funds. It is the Funds’ practice to mail only one copy of their annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 1-800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

The views expressed in the portfolio manager letters reflect those views of the portfolio managers only through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. These views may not be relied on as investment advice.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: First Investors Corporation, 110 Wall Street, New York, NY 10005, or by visiting our website at www.firstinvestors.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Cash Management Fund seeks to preserve a net asset value at $1.00 per share, it is possible to lose money by investing in it, just as it is possible to lose money by investing in any of the other Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Fund, including information about its Trustees.

Portfolio Manager’s Letter
BLUE CHIP FUND

Dear Investor:

This is the annual report for the First Investors Life Blue Chip Fund for the year ended December 31, 2009. During the period, the Fund’s return on a net asset value basis was 21.61%, including dividends of 36.4 cents per share.

During the first part of the review period, the markets were in a steep free fall, culminating with a multi-decade market low achieved on March 9, 2009. Only after U.S. and global regulators took extraordinary measures to supply massive financial aid and intervention, such as through the TARP program, did the markets stabilize. The markets then rallied convincingly, ending the year with a significant gain.

Despite its strong performance, the Fund underperformed the overall market, as measured by the S&P 500 Index, due to its focus on high-quality companies. During 2008 and into 2009, share prices of lower-quality companies were driven sharply lower as investors prepared for the worst-case scenario: an economic depression. Then, late in the first quarter, as fears of depression dissipated, the market rallied, and shares of lower-quality companies rebounded more sharply than shares of more stable companies, which had lost less ground when investors’ fears were peaking.

The Fund’s defensive positioning had the biggest negative impact on relative performance in the information technology and consumer discretionary sectors. While information technology was the best performing sector for the Fund, returns did not keep up with the comparable sector of the S&P 500 Index because the Fund did not own some strong performers that it believed were overvalued. Similarly, in the consumer discretionary sector, the Fund did not own momentum stocks like Amazon. com, which traded at valuations beyond those which the Fund deemed appropriate, or troubled companies like Ford Motor, which snapped back from the brink of disaster.

Overall, however, the Fund generated a substantial positive return led by technology stocks such as Microsoft and International Business Machines, which both gained more than 50%. The materials sector also generated strong returns, led by Dow Chemical as it stabilized its balance sheet and cut costs after making a large acquisition. Media companies such as Walt Disney and Time Warner helped the Fund turn in a positive performance in the consumer discretionary sector. Financial firms JPMorgan Chase and American Express were also among the best stocks in the portfolio as their business outlook improved as the year progressed. Individual positions that hurt Fund performance the most included ExxonMobil, which announced a large acquisition near the end of the year, Procter & Gamble, which suffered as consumers traded down to cheaper brands, and General Electric, whose finance arm was heavily affected by the meltdown in the real estate and credit markets.

1

Portfolio Manager’s Letter (continued)
BLUE CHIP FUND

Thank you for placing your trust in First Investors. We appreciate the opportunity to serve your investment needs.

Sincerely,

Matthew S. Wright
Portfolio Manager

January 29, 2010

2

Understanding Your Fund’s Expenses
FIRST INVESTORS LIFE SERIES FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, July 1, 2009, and held for the entire six-month period ended December 31, 2009. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expense Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid during the period.

To estimate the expenses you paid on your account during this period simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expense Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expense example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Fund Expenses (unaudited)
BLUE CHIP FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/09)	(12/31/09)	(7/1/09–12/31/09)*
Expense Examples
Actual	$1,000.00	$1,203.11	$4.61
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.03	$4.23

*	Expenses are equal to the annualized expense ratio of .83%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2009, and are based on the total value of investments.

4

Cumulative Performance Information
BLUE CHIP FUND

Comparison of change in value of $10,000 investment in the First Investors Life Series Blue
Chip Fund and the Standard & Poor’s 500 Index.

The graph compares a $10,000 investment in the First Investors Life Series Blue Chip Fund beginning 12/31/99 with a theoretical investment in the Standard & Poor’s 500 Index (the “Index”). The Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in this Index. In addition, the Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. For purposes of the graph and the accompanying table it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended 12/31/09.

The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Standard & Poor’s 500 Index figures are from Standard & Poor’s and all other figures are from First Investors Management Company, Inc.

5

Portfolio of Investments
BLUE CHIP FUND
December 31, 2009

Shares		Security	Value

		COMMON STOCKS—98.5%
		Consumer Discretionary—9.7%
14,800		Best Buy Company, Inc.	$ 584,008
51,850		Comcast Corporation – Special Class “A”	830,119
33,000		H&R Block, Inc.	746,460
39,700		Home Depot, Inc.	1,148,521
13,200	*	Kohl’s Corporation	711,876
50,000		Lowe’s Companies, Inc.	1,169,500
15,700		McDonald’s Corporation	980,308
9,000		NIKE, Inc. – Class “B”	594,630
15,300		Omnicom Group, Inc.	598,995
24,900		Staples, Inc.	612,291
14,800		Target Corporation	715,876
29,900		Time Warner, Inc.	871,286
22,400	*	Viacom, Inc. – Class “B”	665,952
44,900		Walt Disney Company	1,448,025

			11,677,847

		Consumer Staples—15.0%
30,700		Altria Group, Inc.	602,641
20,900		Avon Products, Inc.	658,350
9,900		Clorox Company	603,900
37,300		Coca-Cola Company	2,126,100
14,700		Costco Wholesale Corporation	869,799
34,900		CVS Caremark Corporation	1,124,129
21,200		Kimberly-Clark Corporation	1,350,652
39,861		Kraft Foods, Inc. – Class “A”	1,083,422
29,800		Kroger Company	611,794
35,300		PepsiCo, Inc.	2,146,240
29,600		Philip Morris International, Inc.	1,426,424
31,935		Procter & Gamble Company	1,936,219
34,900		Walgreen Company	1,281,528
42,000		Wal-Mart Stores, Inc.	2,244,900

			18,066,098

		Energy—10.3%
13,000		BP PLC (ADR)	753,610
32,500		Chevron Corporation	2,502,175
25,771		ConocoPhillips	1,316,125
11,000		Devon Energy Corporation	808,500
48,100		ExxonMobil Corporation	3,279,939
21,300		Halliburton Company	640,917

6

Shares		Security	Value

		Energy (continued)
10,300		Hess Corporation	$ 623,150
19,700		Marathon Oil Corporation	615,034
19,600		Schlumberger, Ltd.	1,275,764
7,424	*	Transocean, Ltd.	614,707

			12,429,921

		Financials—12.2%
14,400		ACE, Ltd.	725,760
20,000		Allstate Corporation	600,800
29,900		American Express Company	1,211,548
15,500		Ameriprise Financial, Inc.	601,710
52,817		Bank of America Corporation	795,424
41,205		Bank of New York Mellon Corporation	1,152,504
250	*	Berkshire Hathaway, Inc. – Class “B”	821,500
15,700		Capital One Financial Corporation	601,938
15,800		Chubb Corporation	777,044
42,900		Financial Select Sector SPDR Fund (ETF)	617,331
44,200		Hudson City Bancorp, Inc.	606,866
53,432		JPMorgan Chase & Company	2,226,511
27,500		Marsh & McLennan Companies, Inc.	607,200
20,000		Morgan Stanley	592,000
11,600		Northern Trust Corporation	607,840
17,700		Travelers Companies, Inc.	882,522
26,500		U.S. Bancorp	596,515
26,900		Wells Fargo & Company	726,031

			14,751,044

		Health Care—14.5%
37,400		Abbott Laboratories	2,019,226
21,500	*	Amgen, Inc.	1,216,255
46,200		Bristol-Myers Squibb Company	1,166,550
8,200		C.R. Bard, Inc.	638,780
15,200	*	Gilead Sciences, Inc.	657,856
57,200		Johnson & Johnson	3,684,252
9,700		McKesson Corporation	606,250
29,300		Medtronic, Inc.	1,288,614
27,300		Merck & Company. Inc.	997,542
23,700		Novartis AG (ADR)	1,289,991
106,257		Pfizer, Inc.	1,932,815
18,900	*	St. Jude Medical, Inc.	695,142

7

Portfolio of Investments (continued)
BLUE CHIP FUND
December 31, 2009

Shares		Security	Value

		Health Care (continued)
13,200		Teva Pharmaceutical Industries, Ltd. (ADR)	$ 741,576
10,200	*	Zimmer Holdings, Inc.	602,922

			17,537,771

		Industrials—11.2%
14,900		3M Company	1,231,783
12,500		Danaher Corporation	940,000
22,700		Emerson Electric Company	967,020
133,900		General Electric Company	2,025,907
19,800		Honeywell International, Inc.	776,160
13,500		Illinois Tool Works, Inc.	647,865
13,900		ITT Corporation	691,386
12,600		Lockheed Martin Corporation	949,410
11,100		Northrop Grumman Corporation	619,935
14,500		Raytheon Company	747,040
20,525		Tyco International, Ltd.	732,332
11,300		United Parcel Service, Inc. – Class “B”	648,281
28,800		United Technologies Corporation	1,999,008
17,400		Waste Management, Inc.	588,294

			13,564,421

		Information Technology—18.4%
55,500	*	Activision Blizzard, Inc.	616,605
16,900	*	Adobe Systems, Inc.	621,582
5,600	*	Apple, Inc.	1,180,816
15,000		Automatic Data Processing, Inc.	642,300
84,800	*	Cisco Systems, Inc.	2,030,112
55,500	*	EMC Corporation	969,585
42,100		Hewlett-Packard Company	2,168,571
84,300		Intel Corporation	1,719,720
16,800		International Business Machines Corporation	2,199,120
156,800		Microsoft Corporation	4,780,832
46,100		Nokia Corporation – Class “A” (ADR)	592,385
55,000		Oracle Corporation	1,349,700
17,200		QUALCOMM, Inc.	795,672
34,200	*	Symantec Corporation	611,838
30,600		Texas Instruments, Inc.	797,436
32,000		Western Union Company	603,200
34,200	*	Yahoo!, Inc.	573,876

			22,253,350

8

Shares or
Principal
Amount		Security	Value

		Materials—2.4%
28,100		Dow Chemical Company	$ 776,403
27,800		DuPont (E.I.) de Nemours & Company	936,026
12,700		Newmont Mining Corporation	600,837
10,300		PPG Industries, Inc.	602,962

			2,916,228

		Telecommunication Services—3.0%
64,700		AT&T, Inc.	1,813,541
55,800		Verizon Communications, Inc.	1,848,654

			3,662,195

		Utilities—1.8%
20,000		American Electric Power, Inc.	695,800
51,500		Duke Energy Corporation	886,315
11,500		FPL Group, Inc.	607,430

			2,189,545

Total Value of Common Stocks (cost $91,762,255)			119,048,420

		SHORT-TERM INVESTMENTS—1.5%
		Money Market Fund
$1,785	M	First Investors Cash Reserve Fund, .24% (cost $1,785,000)**	1,785,000

Total Value of Investments (cost $93,547,255)		100.0%	120,833,420
Other Assets, Less Liabilities		—	29,060

Net Assets		100.0%	$120,862,480

*	Non-income producing
**	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at December 31, 2009 (see Note 3).

Summary of Abbreviations:
ADR	American Depositary Receipts
ETF	Exchange Traded Fund

9

Portfolio of Investments (continued)
BLUE CHIP FUND
December 31, 2009

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of December 31, 2009:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$119,048,420	$—	$—	$119,048,420
Money Market Fund	1,785,000	—	—	1,785,000
Total Investments
in Securities*	$120,833,420	$—	$—	$120,833,420

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

10	See notes to financial statements

Portfolio Manager’s Letter
CASH MANAGEMENT FUND

Dear Investor:

This is the annual report for the First Investors Life Cash Management Fund for the year ended December 31, 2009. During the period, the Fund’s return on a net asset value basis was 0.17%, including dividends of 0.2 cents per share. The Fund maintained a $1.00 net asset value per share throughout the year.

Short-term interest rates remained at historically low levels as the Federal Reserve maintained its benchmark federal funds rate at a range of 0 – 0.25% throughout the year. With rates at record lows for such an extended period, the Fund’s yield fell steadily through the year and, like many money market funds, was at 0% by year-end.

Conditions in the money markets were characterized by low yields, tight spreads and a flat yield curve. Consequently, there were few places to realize incremental return in 2009. Even floating rate notes, which were a positive contributor to the portfolio through the first half of the year, were of no solace as resets declined sharply when LIBOR levels reverted to pre-crisis relationships. The LIBOR—London Interbank Offered Rate—is the world’s most widely used benchmark for short-term interest rates.

The Fund’s yield was buffered during the first half of the period by its longer-than-average weighted maturity. In addition, with LIBOR levels elevated, floating rate securities were a major positive for the portfolio, especially during the first half of the year. The Fund also used short maturity corporate and municipal bonds to supplement performance.

The Fund continued to invest conservatively through the period, and attempted to mitigate credit risk by generally limiting corporate security investments to shorter maturities and smaller position sizes while maintaining a significant portion of its assets in U.S. government and agency securities. The Fund did not invest in asset-backed commercial paper or second-tier securities during the review period and it avoided negative credit events as well.

The Fund’s performance was aided by financial support provided by its Investment Adviser. By the end of the review period, First Investors Management Company, Inc. (“FIMCO”) was not only waiving its management fees, but also assuming certain other expenses otherwise payable by the Fund in order to avoid a negative yield to the Fund’s shareholders. FIMCO expects this situation to continue, and as a result, the yield to shareholders should be at or near zero for the foreseeable future.

Although money market funds in general are relatively conservative vehicles, there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. Money market mutual funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

11

Portfolio Manager’s Letter (continued)
CASH MANAGEMENT FUND

Thank you for placing your trust in First Investors. We appreciate the opportunity to serve your investment needs.

Sincerely,

Michael J. O’Keefe
Portfolio Manager

January 29, 2010

12

Fund Expenses (unaudited)
CASH MANAGEMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/09)	(12/31/09)	(7/1/09–12/31/09)*
Expense Examples
Actual	$1,000.00	$1,000.18	$2.52
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,022.69	$2.55

*	Expenses are equal to the annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2009, and are based on the total value of investments.

13

Portfolio of Investments
CASH MANAGEMENT FUND
December 31, 2009

Principal			Interest
Amount		Security	Rate	*	Value

		CORPORATE NOTES—42.8%
$ 400	M	Abbott Laboratories, 3/8/10 (a)	0.11%		$ 399,919
250	M	BP Capital Markets PLC, 3/15/10	1.55		251,656
500	M	Coca-Cola Co., 1/20/10 (a)	0.14		499,963
450	M	Dell, Inc., 2/9/10 (a)	0.13		449,937
200	M	General Electric Capital Corp., 1/19/10	1.30		200,588
350	M	John Deere, Ltd., 1/13/10 (a)	0.13		349,985
500	M	Johnson & Johnson, 3/26/10 (a)	0.12		499,860
300	M	Medtronic, Inc., 2/3/10 (a)	0.14		299,961
525	M	Northwest Natural Gas Co., 2/5/10 (a)	0.27		524,862
500	M	Paccar Financial Corp., 2/16/10	0.19		499,879
500	M	Philip Morris International, Inc., 1/11/10 (a)	0.17		499,976
190	M	United Technologies Corp., 5/1/10	0.63		192,349

Total Value of Corporate Notes (cost $4,668,935)					4,668,935

		FLOATING RATE NOTES—25.9%
100	M	BP Capital Markets PLC, 3/17/10	0.18		100,076
400	M	Federal Farm Credit Bank, 4/9/10	0.59		400,009
200	M	Freddie Mac, 1/8/10	0.57		200,002
320	M	GlaxoSmithKline Capital, Inc., 5/13/10	0.90		320,912
400	M	Mississippi Business Finance Corp.
		(Chevron USA, Inc.), 12/1/30	0.18		400,000
310	M	Procter & Gamble Co., 3/9/10	0.44		310,154
300	M	Roche Holdings, Inc., 2/25/10 (b)	1.26		300,514
300	M	Toyota Motor Credit Corp., 2/26/10	0.29		299,921
500	M	Valdez, Alaska Marine Terminal Rev.
		(Exxon Pipeline Co.), 12/1/33	0.18		500,000

Total Value of Floating Rate Notes (cost $2,831,588)					2,831,588

		U.S. GOVERNMENT AGENCY
		OBLIGATIONS—23.6%
		Fannie Mae:
170	M	4/28/10	0.76		171,831
600	M	5/5/10	0.15		599,690
		Federal Home Loan Bank:
250	M	1/6/10	0.93		250,087
500	M	1/13/10	0.08		499,987
300	M	7/29/10	0.06		300,000

14

Principal				Interest
Amount		Security		Rate	*	Value

		U.S. GOVERNMENT AGENCY
		OBLIGATIONS (continued)
		Freddie Mac:
$ 250	M	1/28/10		0.11		$ 249,980
500	M	2/16/10		0.07		499,955

Total Value of U.S. Government Agency Obligations (cost $2,571,530)						2,571,530

		BANKERS’ ACCEPTANCES—4.2%
		JPMorgan Chase Bank:
235	M	1/21/10		0.23		234,970
220	M	2/3/10		0.23		219,954

Total Value of Bankers’ Acceptances (cost $454,924)						454,924

		MUNICIPAL BONDS—2.4%
260	M	New Jersey State Highway Authority, 1/1/10
		(cost $260,000)		2.56		260,000

Total Value of Investments (cost $10,786,977)**			98.9%			10,786,977
Other Assets, Less Liabilities			1.1			124,153

Net Assets			100.0%			$10,911,130

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically; the rates shown are the rates in effect at December 31, 2009.
**	Aggregate cost for federal income tax purposes is the same.
(a)	Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 5).
(b)	Security exempt from registration under Rule 144A of Securities Act of 1933 (see Note 5).

15

Portfolio of Investments (continued)
CASH MANAGEMENT FUND
December 31, 2009

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of December 31, 2009:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Corporate Notes	$—	$4,668,935	$—	$4,668,935
U.S. Government Agency
Obligations	—	2,571,530	—	2,571,530
Floating Rate Notes:
Corporate Notes	—	1,331,577	—	1,331,577
Municipal Bonds	—	900,000	—	900,000
U.S. Government Agency	—	600,011	—	600,011
Obligations
Bankers’ Acceptances	—	454,924	—	454,924

Municipal Bonds	—	260,000	—	260,000
Total Investments in
Securities	$—	$10,786,977	$—	$10,786,977

16	See notes to financial statements

Portfolio Managers’ Letter
DISCOVERY FUND

Dear Investor:

This is the annual report for the First Investors Life Discovery Fund for the year ended December 31, 2009. During the period, the Fund’s return on a net asset value basis was 30.77%, including dividends of 26.6 cents per share.

In 2008, the stock market experienced its worst panic since the 1970s, as the banking system seemed close to collapse. Fortunately, the Federal Reserve and U.S. Treasury were able to restore confidence in the system by the early spring of 2009, and the stock market has rallied strongly since mid-March. We approached these markets in a conservative fashion, and over the course of the year outperformed our benchmark, the Russell 2000 Index. Our best performing sector was the financials sector, which did well because of our decision to eschew bank stocks. Information technology was our largest detractor, both because we were underweight this top-performing sector, and because our technology picks did not keep up with some of the more speculative names in the sector.

During the sell-off in the late winter and early spring of 2009, the Fund was able to pick up several high quality names that made significant contributions to Fund returns, including Jefferies Group, Micros Systems, and Mednax. Jefferies Group, a mid-tier brokerage house, wisely raised excess capital in early 2008. Because of its strong balance sheet, the firm did not have to accept TARP funds from the government, and managed to recruit top talent away from former powerhouses that had to go hat-in-hand to the government to maintain solvency. Micros Systems, a software company with a solid balance sheet, was another top contributor to Fund performance. Through the strength of its franchise and flexibility of its business model, Micros managed to generate record operating margins, despite tough economic headwinds. During the sell-off, we also invested in Mednax, a company that manages neonatal units and anesthesiology practices for hospitals. The market had been concerned about neonatal unit volumes and reimbursement rates, allowing us to purchase shares in this top quality health care company for only nine times trailing earnings. Subsequent to our purchase, Mednax reported double-digit earnings growth, and continued high operating margins and cash flow generation.

On a macroeconomic level, we are still somewhat concerned about the high level of unemployment in the U.S., although we have seen some positive data on the economy recently. Our conversations with company managements indicate to us that a bottom to the downturn may have been reached. The timing of a recovery is harder to predict. However, we are long-term value investors, not market timers, and we remain focused on finding good companies at attractive valuations.

17

Portfolio Managers’ Letter (continued)
DISCOVERY FUND

Thank you for placing your trust in First Investors. We appreciate the opportunity to serve your investment needs.

Sincerely,

Jason Ronovech
Portfolio Manager

Jonathan S. Vyorst
Portfolio Manager

January 29, 2010

18

Fund Expenses (unaudited)
DISCOVERY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/09)	(12/31/09)	(7/1/09–12/31/09)*
Expense Examples
Actual	$1,000.00	$1,203.46	$4.61
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.03	$4.23

*	Expenses are equal to the annualized expense ratio of .83%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2009, and are based on the total value of investments.

19

Cumulative Performance Information
DISCOVERY FUND

Comparison of change in value of $10,000 investment in the First Investors Life Series Discovery
Fund and the Russell 2000 Index.

The graph compares a $10,000 investment in the First Investors Life Series Discovery Fund beginning 12/31/99 with a theoretical investment in the Russell 2000 Index (the “Index”). The Index is an unmanaged Index that measures the performance of the small-cap segment of the U.S. equity universe. The Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. The Index includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. It is not possible to invest directly in this Index. In addition, the Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. For purposes of the graph and the accompanying table, it is assumed that all dividend and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended 12/31/09.

The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Russell 2000 Index figures are from Frank Russell and Company and all other figures are from First Investors Management Company, Inc.

20

Portfolio of Investments
DISCOVERY FUND
December 31, 2009

Shares		Security	Value

		COMMON STOCKS—92.5%
		Consumer Discretionary—11.9%
119,800		American Eagle Outfitters, Inc.	$ 2,034,204
38,600	*	Big Lots, Inc.	1,118,628
75,200	*	Career Education Corporation	1,752,912
157,000		Foot Locker, Inc.	1,748,980
67,700	*	GameStop Corporation – Class “A”	1,485,338
58,700		Hasbro, Inc.	1,881,922
102,800	*	Pacific Sunwear of California, Inc.	409,144
48,700		Phillips Van-Heusen Corporation	1,981,116
187,800		Regal Entertainment Group – Class “A”	2,711,832

			15,124,076

		Consumer Staples—10.0%
38,600	*	American Italian Pasta Company – Class “A”	1,342,894
32,975		Church & Dwight Company, Inc.	1,993,339
65,400		Corn Products International, Inc.	1,911,642
149,100		Dole Food Company, Inc.	1,850,331
68,100		Flowers Foods, Inc.	1,618,056
80,400	*	Fresh Del Monte Produce, Inc.	1,776,840
34,700		J. M. Smucker Company	2,142,725

			12,635,827

		Energy—8.3%
113,100		EXCO Resources, Inc.	2,401,113
129,100	*	Matrix Service Company	1,374,915
54,700	*	Plains Exploration & Production Company	1,513,002
172,300	*	Resolute Energy Corporation	1,984,896
53,500		St. Mary Land & Exploration Company	1,831,840
20,300	*	Whiting Petroleum Corporation	1,450,841

			10,556,607

		Financials—17.0%
7,795	*	Alleghany Corporation	2,151,420
51,200		American Financial Group, Inc.	1,277,440
240,900		Anworth Mortgage Asset Corporation (REIT)	1,686,300
23,200		Everest Re Group, Ltd.	1,987,776
116,200	*	EZCORP, Inc. – Class “A”	1,999,802
54,100		Harleysville Group, Inc.	1,719,839
119,800	*	Hilltop Holdings, Inc.	1,394,472
91,700	*	Jefferies Group, Inc.	2,176,041

21

Portfolio of Investments (continued)
DISCOVERY FUND
December 31, 2009

Shares		Security	Value

		Financials (continued)
3,400	*	Markel Corporation	$ 1,156,000
228,700		MFA Financial, Inc. (REIT)	1,680,945
4,683		National Western Life Insurance Company – Class “A”	813,062
37,100	*	Piper Jaffray Companies, Inc.	1,877,631
113,200		Walter Investment Management Corporation (REIT)	1,622,156

			21,542,884

		Health Care—13.1%
75,200	*	AMERIGROUP Corporation	2,027,392
113,100	*	Endo Pharmaceuticals Holdings, Inc.	2,319,681
38,900	*	Life Technologies Corporation	2,031,747
51,300	*	Lincare Holdings, Inc.	1,904,256
67,000	*	Magellan Health Services, Inc.	2,728,910
30,100	*	MEDNAX, Inc.	1,809,612
108,000		PerkinElmer, Inc.	2,223,720
55,700		STERIS Corporation	1,557,929

			16,603,247

		Industrials—7.0%
20,700	*	Alliant Techsystems, Inc.	1,827,189
36,100		Curtiss-Wright Corporation	1,130,652
60,100	*	DXP Enterprises, Inc.	785,507
78,800	*	EMCOR Group, Inc.	2,119,720
17,500		Precision Castparts Corporation	1,931,125
43,500		Robbins & Myers, Inc.	1,023,120

			8,817,313

		Information Technology—13.3%
333,700	*	Compuware Corporation	2,412,651
172,700	*	Convergys Corporation	1,856,525
207,300		EarthLink, Inc.	1,722,663
68,800		Fair Isaac Corporation	1,466,128
52,200	*	MICROS Systems, Inc.	1,619,766
106,500	*	QLogic Corporation	2,009,655
48,500	*	Sybase, Inc.	2,104,900
176,100	*	Verigy, Ltd.	2,266,407
172,700	*	Vishay Intertechnology, Inc.	1,442,045

			16,900,740

22

Shares or
Principal
Amount			Security	Value

			Materials—7.0%
31,900			AptarGroup, Inc.	$ 1,140,106
23,200			Compass Minerals International, Inc.	1,558,808
130,200			Innospec, Inc.	1,313,718
86,000			Olin Corporation	1,506,720
50,900			Sensient Technologies Corporation	1,338,670
34,200			Silgan Holdings, Inc.	1,979,496

				8,837,518

			Telecommunication Services—3.9%
152,900		*	Iridium Communications, Inc.	1,227,787
262,200		*	Premiere Global Services, Inc.	2,163,150
49,275			Telephone & Data Systems, Inc. – Special Shares	1,488,105

				4,879,042

			Utilities—1.0%
77,100			CMS Energy Corporation	1,207,386

Total Value of Common Stocks (cost $99,796,577)				117,104,640

			SHORT-TERM INVESTMENTS—6.2%
			Money Market Fund
$ 7,920	M		First Investors Cash Reserve Fund, .24% (cost $7,920,000)**	7,920,000

Total Value of Investments (cost $107,716,577)			98.7%	125,024,640
Other Assets, Less Liabilities			1.3	1,608,355

Net Assets			100.0%	$126,632,995

*	Non-income producing
**	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at
December 31, 2009 (see Note 3).

Summary of Abbreviations:
REIT Real Estate Investment Trust

23

Portfolio of Investments (continued)
DISCOVERY FUND
December 31, 2009

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of December 31, 2009:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$117,104,640	$—	$—	$117,104,640
Money Market Fund	7,920,000	—	—	7,920,000
Total Investments
in Securities*	$125,024,640	$—	$—	$125,024,640

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

24	See notes to financial statements

Portfolio Manager’s Letter
GOVERNMENT FUND

Dear Investor:

This is the annual report for the First Investors Life Government Fund for the year ended December 31, 2009. During the period, the Fund’s return on a net asset value basis was 4.28%, including dividends of 43.4 cents per share.

The Fund invests in securities and debt issued or guaranteed by the U.S. government and its agencies. These include mortgage-backed bonds guaranteed by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac); debt issued by these and other agencies; and U.S. Treasury securities. The investments held by the Fund all have the highest possible credit rating (AAA). The Fund does not invest in subprime mortgage-backed debt.

The review period began with considerable uncertainty in the financial markets and with the economy in its longest and deepest downturn since the Great Depression. As the year progressed, the extraordinary actions taken by the U.S. government and the Federal Reserve (the “Fed”) helped to stabilize the markets and the economy. In particular, the Fed provided support to the bond market by purchasing over $1.5 trillion of mortgage-backed, agency, and U.S. Treasury securities, while keeping the benchmark federal funds rate at a historic low range of 0 – 0.25%.

By year-end, the financial markets had stabilized and the economy had exited the recession. With a return to a more normal environment, Treasury securities lost their safe haven status and longer-term yields moved sharply higher from historically low levels. Consequently, the Treasury market was the worst performing sector of the bond market in 2009, falling 3.7% according to BofA Merrill Lynch. The U.S. agency market fared slightly better due to the Fed’s support, returning .9%. The biggest beneficiary, though, of the Fed’s purchase program was the mortgage-backed market, where the Fed bought over $1 trillion of securities during the year. As a result, the mortgage-backed market returned 5.8%.

The Fund substantially outperformed the Citigroup Government/Mortgage Index. In particular, the Fund benefited from its asset allocation. It had approximately 80% of its assets invested in mortgage-backed securities with the balance in U.S. agency notes and a small amount in cash equivalents for most of the review period. The Fund had negligible exposure to the Treasury market. Security selection also contributed to the Fund’s performance, as the Fund was underweight lower coupon mortgage-backed bonds, which had the weakest returns among mortgage-backed securities.

25

Portfolio Manager’s Letter (continued)
GOVERNMENT FUND

Thank you for placing your trust in First Investors. We appreciate the opportunity to serve your investment needs.

Sincerely,

Clark D. Wagner
Portfolio Manager and
Director of Fixed Income, First Investors Management Company, Inc.

January 29, 2010

26

Fund Expenses (unaudited)
GOVERNMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/09)	(12/31/09)	(7/1/09–12/31/09)*
Expense Examples
Actual	$1,000.00	$1,023.88	$4.08
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.18	$4.08

*	Expenses are equal to the annualized expense ratio of .80%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2009, and are based on the total value of investments.

27

Cumulative Performance Information
GOVERNMENT FUND

Comparison of change in value of $10,000 investment in the First Investors Life Series Government Fund, the Bank of America (“BofA”) Merrill Lynch GNMA Master Index and the Citigroup Government/Mortgage Index†.

The graph compares a $10,000 investment in the First Investors Life Series Government Fund beginning 12/31/99 with theoretical investments in the BofA Merrill Lynch GNMA Master Index and the Citigroup Government/Mortgage Index (the “Indices”). The BofA Merrill Lynch GNMA Master Index is a market capitalization-weighted index, including generic-coupon GNMA mortgages, with at least $150 million principal amounts outstanding. Every issue included in the Index is trader-priced and the Index follows consistent and realistic availability limits, including only those securities with sufficient amounts outstanding. The Citigroup Government/Mortgage Index is an unmanaged index that is a combination of the Citigroup Government Index and the Citigroup Mortgage Index. The Government Index tracks the performance of the U.S. Treasury and U.S. Government-sponsored indices within the Citigroup U.S. Broad Investment Grade Bond Index. The Mortgage Index tracks the performance of the mortgage component of the Citigroup U.S. Broad Investment Grade Bond Index, which is comprised of 30- and 15-year GNMA, FNMA and FHLMC pass-throughs and FNMA and FHLMC balloon mortgages. It is not possible to invest directly in these Indices. In addition, the Indices do not reflect fees and expenses associated with the active management of a mutual fund portfolio. For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended 12/31/09. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Average Annual Total Returns for One Year, Five Years and Ten Years would have been 4.12%, 4.65% and 5.63%, respectively.

The returns shown do not reflect any sales charge, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. BofA Merrill Lynch GNMA Master Index figures are from Bank of America Merrill Lynch & Co., Citigroup Government/Mortgage Index figures are from Citigroup and all other figures are from First Investors Management Company, Inc.

† We have added a comparison to the Citigroup Government/Mortgage Index this year since it more closely reflects the performance of the securities in which the Fund invests. After this year we will not show a comparison to the BofA Merrill Lynch GNMA Master Index.

28

Portfolio of Investments
GOVERNMENT FUND
December 31, 2009

Principal
Amount		Security	Value

		MORTGAGE-BACKED SECURITIES—68.5%
		Fannie Mae—18.1%
$ 1,578	M	5%, 1/1/2035 – 4/1/2039	$ 1,622,280
2,004	M	5.5%, 6/1/2033 – 7/1/2034	2,106,489
333	M	6%, 6/1/2039	353,498
342	M	9%, 6/1/2015 – 11/1/2026	388,302
200	M	11%, 10/1/2015	226,808

			4,697,377

		Freddie Mac—10.0%
2,436	M	6%, 8/1/2032 – 12/1/2038	2,595,266

		Government National Mortgage Association I
		Program—40.4%
2,985	M	5%, 3/15/2033 – 4/15/2039	3,086,918
5,561	M	5.5%, 2/15/2033 – 4/15/2039	5,846,035
782	M	6%, 11/15/2032 – 4/15/2036	835,576
690	M	6.5%, 7/15/2032 – 8/15/2036	746,740

			10,515,269

Total Value of Mortgage-Backed Securities (cost $17,274,821)			17,807,912

		U.S. GOVERNMENT FDIC
		GUARANTEED DEBT—11.7%
1,000	M	Bank of America Corp., 3.125%, 2012	1,036,807
1,000	M	Citigroup Funding, Inc., 1.875%, 2012	998,113
1,000	M	JPMorgan Chase & Co., 2.125%, 2012	1,005,130

Total Value of U.S. Government FDIC Guaranteed Debt (cost $3,048,262)			3,040,050

		U.S. GOVERNMENT AGENCY
		OBLIGATIONS—7.8%
1,000	M	Federal Farm Credit Bank, 4.25%, 2016	1,008,404
1,000	M	Tennessee Valley Authority, 4.5%, 2018	1,019,391

Total Value of U.S. Government Agency Obligations (cost $2,028,156)			2,027,795

		U.S. GOVERNMENT OBLIGATIONS—6.7%
670	M	FDA Queens LP, 6.99%, 2017 (a)	754,401
1,000	M	U.S. Treasury Notes, 3.625%, 2019	983,438

Total Value of U.S. Government Obligations (cost $1,777,253)			1,737,839

29

Portfolio of Investments (continued)
GOVERNMENT FUND
December 31, 2009

Principal
Amount		Security	Value
		SHORT-TERM U.S. GOVERNMENT AGENCY
		OBLIGATIONS—3.8%
$ 1,000	M	Federal Home Loan Bank, 0.005%, 2/24/10 (cost $999,993)	$ 999,993
Total Value of Investments (cost $25,128,485)		98.5%	25,613,589
Other Assets, Less Liabilities		1.5	394,901

Net Assets		100.0%	$26,008,490

(a)	Security exempt from registration under Rule 144A of Securities Act of 1933 (see Note 5).

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of December 31, 2009:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Mortgage-Backed
Certificates	$—	$17,807,912	$—	$17,807,912
U.S. Government Agency
Obligations	—	2,027,795	—	2,027,795
U.S. Government FDIC
Guaranteed Debt	—	3,040,050	—	3,040,050
U.S. Government
Obligations	—	1,737,839	—	1,737,839
Short-Term U.S. Government
Agency Obligations	—	999,993	—	999,993
Total Investments
in Securities	$—	$25,613,589	$—	$25,613,589

30	See notes to financial statements

Portfolio Manager’s Letter
GROWTH & INCOME FUND

Dear Investor:

This is the annual report for the First Investors Life Growth & Income Fund for the year ended December 31, 2009. During the period, the Fund’s return on a net asset value basis was 28.05%, including dividends of 39.9 cents per share.

During the first part of the review period, the markets were in a steep free fall, culminating with a multi-decade market low reached on March 9, 2009. Only after U.S. and global regulators took extraordinary measures to supply massive financial aid and intervention, such as through the TARP program, did the markets stabilize. The markets then rallied convincingly, ending the year with a significant gain.

With this as a backdrop, the Fund assumed a relatively conservative position, choosing to underweight or avoid volatile and uncertain areas of the market. This strategy benefited the Fund during the market decline, but caused the Fund to lag during the recovery phase that began in March 2009. For the period overall, the Fund slightly outperformed the S&P 500 Index. Following the strategy from 2008, the Fund remained underweight the financials sector for the entire year, as we were concerned that uncertainty over continuing loan losses, inadequate capital structures and ongoing governmental involvement would impair valuations for equity holders for some time to come. The Fund likewise reduced its holdings in the volatile energy sector, as global recession has dampened usage, and energy pricing still seems to hold a speculative bias that is not reflective of true underlying supply and demand.

The Fund’s weightings in consumer staples and health care increased throughout the year, as these sectors demonstrated solid earnings and were generally immune from the economic chaos. Overall stock selection within consumer staples and weightings within both consumer staples and health care benefited the Fund’s relative performance. Additionally, stock selection aided investments within the materials, energy and industrials sectors. The Fund’s underweighting in the energy and utilities sectors also helped performance. On the negative side, the Fund’s performance was hurt by its investments in the technology, telecommunications and financials sectors.

Notable individual performers within consumer staples included shares of small-cap direct seller of nutritional and personal products NuSkin Enterprises, which rose 158%. Additionally, shares of Chattem rose 30% on news of its being acquired by French drug maker Sanofi-Aventis. In addition, shares of large-cap pharmacy and drugstore operator Walgreen’s, and tobacco giants Altria and Philip Morris International provided solid returns. Within health care, Wyeth was a top contributor after agreeing to merge with competitor Pfizer. Biotech firm Genentech was also a top performer after it agreed to a merger offer from rival Novartis. The overall top performer was Temple Inland, a maker of paper and corrugated packaging, which

31

Portfolio Manager’s Letter (continued)
GROWTH & INCOME FUND

benefited from cost controls and a cyclical upturn in its businesses. The stock rose 340% during 2009.

The Fund maintained a diverse market capitalization allocation during the period, ending with 60% large cap, 14% mid cap and 26% small cap, according to Lipper’s market capitalization ranges. The small-cap component outperformed similar-size companies within the S&P 500 Index, the large-cap segment performed in line with those in the Index, while the mid-cap segment delivered results slightly below similar-size companies in the S&P 500 Index during the review period.

Thank you for placing your trust in First Investors. We appreciate the opportunity to serve your investment needs.

Sincerely,

Edwin D. Miska
Portfolio Manager and
Director of Equities, First Investors Management Company, Inc.

January 29, 2010

32

Fund Expenses (unaudited)
GROWTH & INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/09)	(12/31/09)	(7/1/09–12/31/09)*
Expense Examples
Actual	$1,000.00	$1,216.85	$4.64
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.03	$4.23

*	Expenses are equal to the annualized expense ratio of .83%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2009, and are based on the total value of investments.

33

Cumulative Performance Information
GROWTH & INCOME FUND

Comparison of change in value of $10,000 investment in the First Investors Life Series
Growth & Income Fund and the Standard & Poor’s 500 Index.

The graph compares a $10,000 investment in the First Investors Life Series Growth & Income Fund beginning 12/31/99 with a theoretical investment in the Standard & Poor’s 500 Index (the “Index”). The Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in this Index. In addition, the Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. For purposes of the graph and the accompanying table it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended 12/31/09.

The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Standard & Poor’s 500 Index figures are from Standard & Poor’s and all other figures are from First Investors Management Company, Inc.

34

Portfolio of Investments
GROWTH & INCOME FUND
December 31, 2009

Shares		Security	Value

		COMMON STOCKS—99.4%
		Consumer Discretionary—15.5%
40,200	*	Big Lots, Inc.	$ 1,164,996
32,400		BorgWarner, Inc.	1,076,328
29,469		Brown Shoe Company, Inc.	290,859
7,300		Burger King Holdings, Inc.	137,386
57,485		CBS Corporation – Class “B”	807,664
48,661	*	CEC Entertainment, Inc.	1,553,259
42,364		Coach, Inc.	1,547,557
37,600	*	Corinthian Colleges, Inc.	517,752
53,700	*	GameStop Corporation – Class “A”	1,178,178
20,070		Genuine Parts Company	761,857
55,500		H&R Block, Inc.	1,255,410
59,500		Home Depot, Inc.	1,721,335
62,200	*	Jack in the Box, Inc.	1,223,474
51,000		Limited Brands, Inc.	981,240
62,500	*	Lincoln Educational Services Corporation	1,354,375
34,000		McDonald’s Corporation	2,122,960
143,800	*	Morgans Hotel Group Company	651,414
106,943		Newell Rubbermaid, Inc.	1,605,214
18,400		NIKE, Inc. – Class “B”	1,215,688
14,421		Polo Ralph Lauren Corporation – Class “A”	1,167,813
121,645	*	Ruby Tuesday, Inc.	875,844
200	*	Rue21, Inc.	5,618
50,237		Staples, Inc.	1,235,328
30,574	*	Steiner Leisure, Ltd.	1,215,622
224,370		Stewart Enterprises, Inc. – Class “A”	1,155,506
16,000		Tupperware Brands Corporation	745,120
72,083		Wyndham Worldwide Corporation	1,453,914

			29,021,711

		Consumer Staples—14.9%
124,000		Altria Group, Inc.	2,434,120
29,700		Avon Products, Inc.	935,550
32,700	*	Chattem, Inc.	3,050,910
33,589		Coca-Cola Company	1,914,573
63,000		CVS Caremark Corporation	2,029,230
2,700	*	Dean Foods Company	48,708
16,500	*	Dole Food Company, Inc.	204,765
47,000		McCormick & Company, Inc.	1,698,110
102,127		Nu Skin Enterprises, Inc. – Class “A”	2,744,152
29,400		PepsiCo, Inc.	1,787,520

35

Portfolio of Investments (continued)
GROWTH & INCOME FUND
December 31, 2009

Shares		Security	Value

		Consumer Staples (continued)
65,300		Philip Morris International, Inc.	$ 3,146,807
26,713		Procter & Gamble Company	1,619,609
52,407		Safeway, Inc.	1,115,745
3,291		Tootsie Roll Industries, Inc.	90,108
74,500		Walgreen Company	2,735,640
43,564		Wal-Mart Stores, Inc.	2,328,496

			27,884,043

		Energy—6.9%
110,569	*	Cal Dive International, Inc.	835,902
26,018		ConocoPhillips	1,328,739
29,029		ExxonMobil Corporation	1,979,488
22,522		Marathon Oil Corporation	703,137
53,500		Noble Corporation	2,177,450
23,194		Sasol, Ltd. (ADR)	926,368
13,000		Schlumberger, Ltd.	846,170
72,107		Suncor Energy, Inc.	2,546,098
32,600		XTO Energy, Inc.	1,516,878

			12,860,230

		Financials—10.8%
15,006		American Express Company	608,043
41,000		Ameriprise Financial, Inc.	1,591,620
31,766		Astoria Financial Corporation	394,851
19,428		Bank of America Corporation	292,586
59,900		Brookline Bancorp, Inc.	593,609
19,905		Capital One Financial Corporation	763,158
18,937		Citigroup, Inc.	62,681
29,143		Discover Financial Services	428,694
170,000		Financial Select Sector SPDR Fund (ETF)	2,446,300
53,037		First Mercury Financial Corporation	727,137
14,121		Hartford Financial Services Group, Inc.	328,455
74,500		Hudson City Bancorp, Inc.	1,022,885
52,656		JPMorgan Chase & Company	2,194,176
26,968		KeyCorp	149,672
48,113		Morgan Stanley	1,424,145
122,300		New York Community Bancorp, Inc.	1,774,573
89,800		NewAlliance Bancshares, Inc.	1,078,498
60,000		SPDR KBW Regional Banking (ETF)	1,335,000
109,779	*	Sunstone Hotel Investors, Inc. (REIT)	974,838
29,688		U.S. Bancorp	668,277

36

Shares		Security	Value

		Financials (continued)
26,400		Urstadt Biddle Properties – Class “A” (REIT)	$ 403,128
18,046		Webster Financial Corporation	214,206
26,367		Wells Fargo & Company	711,645

			20,188,177

		Health Care—13.8%
45,700		Abbott Laboratories	2,467,343
14,946	*	Amgen, Inc.	845,495
16,730		Baxter International, Inc.	981,716
30,000		Becton, Dickinson & Company	2,365,800
19,300	*	Cephalon, Inc.	1,204,513
20,800	*	Genzyme Corporation	1,019,408
36,400	*	Gilead Sciences, Inc.	1,575,392
51,375		Johnson & Johnson	3,309,064
21,121	*	Laboratory Corporation of America Holdings	1,580,696
38,832		Medtronic, Inc.	1,707,831
29,043		Merck & Company. Inc.	1,061,231
42,200		Perrigo Company	1,681,248
123,282		Pfizer, Inc.	2,242,500
46,700	*	PSS World Medical, Inc.	1,054,019
32,453		Sanofi-Aventis (ADR)	1,274,429
18,500	*	St. Jude Medical, Inc.	680,430
17,443	*	Thermo Fisher Scientific, Inc.	831,857

			25,882,972

		Industrials—14.1%
23,294		3M Company	1,925,715
38,200	*	AAR Corporation	877,836
24,559		Alexander & Baldwin, Inc.	840,655
38,095	*	Altra Holdings, Inc.	470,473
52,300	*	Armstrong World Industries, Inc.	2,036,039
18,400		Baldor Electric Company	516,856
28,843	*	BE Aerospace, Inc.	677,811
10,000		Burlington Northern Santa Fe Corporation	986,200
54,537		Chicago Bridge & Iron Company NV – NY Shares	1,102,738
45,500	*	DynCorp International, Inc. – Class “A”	652,925
34,000	*	Esterline Technologies Corporation	1,386,180
67,196		General Electric Company	1,016,676
14,700		Harsco Corporation	473,781
38,640		Honeywell International, Inc.	1,514,688
36,553		IDEX Corporation	1,138,626

37

Portfolio of Investments (continued)
GROWTH & INCOME FUND
December 31, 2009

Shares		Security	Value

		Industrials (continued)
16,400		Lockheed Martin Corporation	$ 1,235,740
29,500	*	Mistras Group, Inc.	444,270
63,919	*	Mobile Mini, Inc.	900,619
17,618		Northrop Grumman Corporation	983,965
36,762	*	PGT, Inc.	77,200
27,900		Raytheon Company	1,437,408
23,150		Republic Services, Inc.	655,377
89,200		TAL International Group, Inc.	1,180,116
53,900		Textainer Group Holdings, Ltd.	910,910
29,168		Tyco International, Ltd.	1,040,714
29,400		United Technologies Corporation	2,040,654

			26,524,172

		Information Technology—16.2%
131,700	*	Brocade Communications Systems, Inc.	1,004,871
21,400	*	CACI International, Inc. – Class “A”	1,045,390
58,600	*	Cisco Systems, Inc.	1,402,884
106,690	*	EMC Corporation	1,863,874
22,000		Harris Corporation	1,046,100
44,340		Hewlett-Packard Company	2,283,953
55,352		Intel Corporation	1,129,181
31,529		International Business Machines Corporation	4,127,146
131,300		Microsoft Corporation	4,003,337
88,100		National Semiconductor Corporation	1,353,216
49,425	*	NCI, Inc. – Class “A”	1,366,601
94,117		Nokia Corporation – Class “A” (ADR)	1,209,403
72,355	*	Parametric Technology Corporation	1,182,281
48,088		QUALCOMM, Inc.	2,224,551
72,650	*	SRA International, Inc. – Class “A”	1,387,615
123,460	*	Symantec Corporation	2,208,699
60,200		Western Union Company	1,134,770
18,185		Xilinx, Inc.	455,716

			30,429,588

		Materials—4.3%
51,200		Bemis Company, Inc.	1,518,080
36,800		Celanese Corporation – Series “A”	1,181,280
23,370	*	Freeport-McMoRan Copper & Gold, Inc.	1,876,377
7,300		Olin Corporation	127,896

38

Shares or
Principal
Amount		Security		Value

		Materials (continued)
12,200		Praxair, Inc.		$ 979,782
68,320		RPM International, Inc.		1,388,946
49,464		Temple-Inland, Inc.		1,044,185

				8,116,546

		Telecommunication Services—2.5%
71,083		AT&T, Inc.		1,992,457
82,200		Verizon Communications, Inc.		2,723,286

				4,715,743

		Utilities—.4%
24,126		Atmos Energy Corporation		709,304

Total Value of Common Stocks (cost $188,442,374)				186,332,486

		SHORT-TERM INVESTMENTS—.4%
		Money Market Fund
$775	M	First Investors Cash Reserve Fund, .24% (cost $775,000)**		775,000

Total Value of Investments (cost $189,217,374)			99.8%	187,107,486
Other Assets, Less Liabilities			.2	292,631

Net Assets			100.0%	$187,400,117

*	Non-income producing
**	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at
December 31, 2009 (see Note 3).

Summary of Abbreviations:
ADR	American Depositary Receipts
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

39

Portfolio of Investments (continued)
GROWTH & INCOME FUND
December 31, 2009

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of December 31, 2009:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$186,332,486	$—	$—	$186,332,486
Money Market Fund	775,000	—	—	775,000
Total Investments in
Securities*	$187,107,486	$—	$—	$187,107,486

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

40	See notes to financial statements

Portfolio Manager’s Letter
HIGH YIELD FUND

Dear Investor:

This is the annual report for the First Investors Life High Yield Fund for the year ended December 31, 2009. During the period, the Fund’s return on a net asset value basis was 35.15%, including dividends of 58.2 cents per share.

The Fund underwent significant changes during the review period. Muzinich & Co., Inc. (“Muzinich”) became subadviser of the Fund on April 24, 2009. Muzinich is an institutional asset manager specializing in high yield, with more than $5.5 billion in high yield assets under management for clients in the U.S. and Europe. Muzinich emphasizes rigorous research to carefully select credits that it believes offer good value for the risk they present relative to other offerings in the marketplace.

The review period began in the midst of the worst financial crisis since the Great Depression. Beginning in the third quarter of 2008 and continuing over the next several months, extraordinary actions by the U.S. government and the Federal Reserve helped stabilize both the markets and the economy. By the end of 2009, the financial markets had experienced a significant recovery. For the corporate bond market, this environment resulted in significant volatility as the market priced itself for a worst-case outcome (and valuations moved to historically cheap levels) and then staged a terrific rebound. By the end of the review period, the corporate bond market had registered very strong 12-month returns.

Throughout the second, third and fourth quarters of the year, significant cash flowed into the high yield market as investors became more confident about the broad economy. High yield enjoyed a noticeable bounce through the summer as earnings reports exceeded the marketplace’s very low expectations. Interest in high yield continued to climb through the summer as more positive economic news made it easier for a growing number of high yield companies to regain liquidity they had lost during the credit crisis.

Since taking over the Fund, we took advantage of rising market bids for high yield bonds and a growing market appetite for risk, by replacing many of the Fund’s least liquid and highest-default risk positions with higher quality credits. We believe the Fund’s relatively more conservative approach positions it well for the future. However, in the last year, when the most speculative risk was favored, the Fund’s more cautious approach caused it to underperform the Credit Suisse High Yield II Index. Particularly in the second, third and fourth quarters of 2009, the vast majority of the market’s returns went to credits priced at very distressed levels, or to those in the financial services sectors. In a rally such as this one, the Fund’s higher-quality portfolio was bound to underperform. In 2009, massive risk-taking, not credit analysis, was rewarded.

41

Portfolio Manager’s Letter (continued)
HIGH YIELD FUND

Thank you for placing your trust in First Investors. We appreciate the opportunity to serve your investment needs.

Sincerely,

John Ingallinera
Senior Portfolio Manager*

January 29, 2010

*Mr. Ingallinera is part of a portfolio management team that began managing the Fund on April 24, 2009.

42

Fund Expenses (unaudited)
HIGH YIELD FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/09)	(12/31/09)	(7/1/09–12/31/09)*
Expense Examples
Actual	$1,000.00	$1,144.95	$4.76
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.77	$4.48

*	Expenses are equal to the annualized expense ratio of .88%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2009, and are based on the total value of investments.

43

Cumulative Performance Information
HIGH YIELD FUND

Comparison of change in value of $10,000 investment in the First Investors Life Series High Yield Fund, the Bank of America (“BofA”) Merrill Lynch BB-B US Cash Pay High Yield Constrained Index† and the Credit Suisse High Yield Index II.

The graph compares a $10,000 investment in the First Investors Life Series High Yield Fund beginning 12/31/99 with theoretical investments in the BofA Merrill Lynch BB-B US Cash Pay High Yield Constrained Index and the Credit Suisse High Yield Index II (the “Indices”). The BofA Merrill Lynch BB-B US Cash Pay High Yield Constrained Index contains all securities in the BofA Merrill Lynch US Cash Pay High Yield Index rated BB1 through B3, based on an average of Moody’s, S&P and Fitch, but caps issuer exposure at 2%. As of 12/31/09, the Index consisted of 1,398 different issues, all cash-pay, with an average maturity of 7.17 years, an average duration of 4.71 years and an average coupon of 8.08%. The Credit Suisse High Yield Index II is designed to measure the performance of the high yield bond market. As of 12/31/09, the Index consisted of 1,220 different issues, most of which are cash-pay; also included in the Index are zero-coupon bonds, step bonds, payment-in-kind bonds and bonds which are in default. As of 12/31/09, approximately 0.75% of the market value of the Index was in default. The bonds included in the Index have an average maturity of 6.45 years, an average duration of 3.87 years and an average coupon of 8.50%. It is not possible to invest directly in these Indices. In addition, the Indices do not reflect fees and expenses associated with the active management of a mutual fund portfolio. For purposes of the graph and the accompanying table it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended 12/31/09.

The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The issuers of the high yield bonds, in which the Fund primarily invests, pay higher interest rates because they have a greater likelihood of financial difficulty, which could result in their inability to repay the bonds fully when due. Prices of high yield bonds are also subject to greater fluctuations. BofA Merrill Lynch BB-B US Cash Pay High Yield Constrained Index figures from Bank of America Merrill Lynch, Credit Suisse High Yield Index II figures are from Credit Suisse Corporation and all other figures are from First Investors Management Company, Inc.

† We have added a comparison to the BofA Merrill Lynch BB-B US Cash Pay High Yield Constrained Index this year since it more closely reflects the performance of the securities in which the Fund invests. After this year we will not show a comparison to the Credit Suisse High Yield Index II.

44

Portfolio of Investments
HIGH YIELD FUND
December 31, 2009

Principal
Amount		Security	Value

		CORPORATE BONDS—95.5%
		Aerospace/Defense—2.1%
$ 725	M	Alliant Techsystems, Inc., 6.75%, 2016	$ 721,375
660	M	DynCorp International, LLC, 9.5%, 2013	671,550

			1,392,925

		Airlines—.4%
225	M	American Airlines, Inc., 10.5%, 2012 (a)	236,250

		Automotive—1.7%
300	M	Cooper Tire & Rubber Co., 8%, 2019	291,000
350	M	Goodyear Tire & Rubber Co., 10.5%, 2016	388,500
450	M	Navistar International Corp., 8.25%, 2021	463,500

			1,143,000

		Building Materials—1.4%
450	M	Building Materials Corp., 7.75%, 2014	447,750
200	M	Interface, Inc., 11.375%, 2013	224,500
225	M	Mohawk Industries, Inc., 6.875%, 2016	225,000

			897,250

		Capital Goods—.6%
375	M	Belden CDT, Inc., 9.25%, 2019 (a)	397,969

		Chemicals—2.5%
475	M	Georgia Gulf Corp., 9%, 2017 (a)	482,125
325	M	Huntsman International, LLC, 5.5%, 2016 (a)	290,062
200	M	Invista, 9.25%, 2012 (a)	204,000
400	M	Solutia, Inc., 8.75%, 2017	418,500
275	M	Westlake Chemical Corp., 6.625%, 2016	264,344

			1,659,031

		Consumer Durables—1.2%
		Sealy Mattress Co.:
500	M	8.25%, 2014	502,500
250	M	10.875%, 2016 (a)	279,375

			781,875

45

Portfolio of Investments (continued)
HIGH YIELD FUND
December 31, 2009

Principal
Amount		Security	Value

		Consumer Non-Durables—1.4%
$ 325	M	Acco Brands Corp., 10.625%, 2015 (a)	$ 359,125
175	M	Hanesbrands, Inc., 8%, 2016	179,156
375	M	Levi Strauss & Co., 9.75%, 2015	395,625

			933,906

		Energy—10.7%
		Berry Petroleum Co.:
375	M	10.25%, 2014	409,687
250	M	8.25%, 2016	247,500
200	M	Chesapeake Energy Corp., 7.5%, 2014	205,000
125	M	Complete Production Services, Inc., 8%, 2016	123,906
125	M	Concho Resources, Inc., 8.625%, 2017	131,875
25	M	Continental Resources, Inc., 8.25%, 2019 (a)	26,375
150	M	Copano Energy, LLC, 8.125%, 2016	152,250
		El Paso Corp.:
150	M	12%, 2013	176,625
150	M	8.25%, 2016	160,875
650	M	7%, 2017	647,915
50	M	7.25%, 2018	49,650
50	M	7.75%, 2032	47,531
350	M	Expro Finance Luxembourg SCA, 8.5%, 2016 (a)	349,125
325	M	Ferrellgas Partners, LP, 9.125%, 2017 (a)	345,312
275	M	Helix Energy Solutions Group, Inc., 9.5%, 2016 (a)	283,250
400	M	Hilcorp Energy I, LP, 9%, 2016 (a)	408,000
		Linn Energy, LLC:
175	M	11.75%, 2017 (a)	197,313
225	M	9.875%, 2018	240,187
400	M	Mariner Energy, Inc., 11.75%, 2016	448,000
225	M	Penn Virginia Corp., 10.375%, 2016	246,375
150	M	Pioneer Natural Resource Co., 7.5%, 2020	150,818
		Plains Exploration & Production Co.:
75	M	7.75%, 2015	76,687
375	M	7.625%, 2018	385,312
		Quicksilver Resources, Inc.:
175	M	7.125%, 2016	164,062
300	M	11.75%, 2016	342,000
250	M	9.125%, 2019	262,500
200	M	Sandridge Energy, Inc., 9.875%, 2016 (a)	211,500
550	M	Williams Partners, LP, 7.25%, 2017	556,366

			7,045,996

46

Principal
Amount		Security	Value

		Food/Beverage/Tobacco—3.9%
$ 475	M	Bumble Bee Foods, LLC, 7.75%, 2015 (a)	$ 477,375
525	M	Constellation Brands, Inc., 7.25%, 2016	535,500
125	M	Dole Foods Co., 8%, 2016 (a)	127,500
550	M	JBS USA, LLC, 11.625%, 2014 (a)	625,625
		Smithfield Foods, Inc.:
375	M	10%, 2014 (a)	408,750
425	M	7.75%, 2017	394,188

			2,568,938

		Food/Drug—1.8%
825	M	Ingles Markets, Inc., 8.875%, 2017	862,125
75	M	Rite Aid Corp., 9.75%, 2016	81,750
250	M	Tops Markets, LLC, 10.125%, 2015 (a)	258,750

			1,202,625

		Forest Products/Containers—2.2%
150	M	Cascades, Inc., 7.875%, 2020 (a)	153,000
150	M	Crown Americas, LLC, 7.625%, 2017 (a)	156,375
300	M	PE Paper Escrow GmbH, 12%, 2014 (a)	332,088
525	M	Reynolds Group Escrow, LLC, 7.75%, 2016 (a)	539,438
240	M	Sappi Papier Holding, AG, 6.75%, 2012 (a)	230,052
5	M	Tekni-Plex, Inc., 8.75%, 2013	3,706

			1,414,659

		Gaming/Leisure—6.2%
150	M	Ameristar Casinos, Inc., 9.25%, 2014 (a)	156,375
300	M	Las Vegas Sands Corp., 6.375%, 2015	267,000
390	M	Mandalay Resort Group, 6.375%, 2011	354,412
		MGM Mirage, Inc.:
125	M	13%, 2013	144,062
200	M	11.125%, 2017 (a)	222,500
650	M	11.375%, 2018 (a)	585,000
		Mohegan Tribal Gaming Authority:
350	M	8%, 2012	299,687
75	M	6.125%, 2013	60,469
250	M	NCL Corp., 11.75%, 2016 (a)	248,125
		Pinnacle Entertainment, Inc.:
325	M	7.5%, 2015	300,625
175	M	8.625%, 2017 (a)	179,375

47

Portfolio of Investments (continued)
HIGH YIELD FUND
December 31, 2009

Principal
Amount		Security	Value

		Gaming/Leisure (continued)
$ 405	M	Speedway Motorsports, Inc., 6.75%, 2013	$ 405,000
475	M	Wynn Las Vegas, LLC, 7.875%, 2017 (a)	483,312
375	M	Yonkers Racing Corp., 11.375%, 2016 (a)	395,625

			4,101,567

		Health Care—5.6%
275	M	Biomet, Inc., 11.625%, 2017	305,250
925	M	Community Health Systems, Inc., 8.875%, 2015	959,687
600	M	Genesis Health Ventures, Inc., 9.75%, 2011 (b)(c)	375
		HCA, Inc.:
800	M	6.75%, 2013	792,000
400	M	6.375%, 2015	379,500
343	M	Res-Care, Inc., 7.75%, 2013	343,000
150	M	Talecris Biotherapeutics Holdings Corp., 7.75%, 2016 (a)	153,000
250	M	Tenet Healthcare Corp., 9.25%, 2015	267,500
600	M	Universal Hospital Services, Inc., 3.859%, 2015 (d)	508,500

			3,708,812

		Information Technology—1.1%
		Jabil Circuit, Inc.:
50	M	7.75%, 2016	52,750
75	M	8.25%, 2018	80,625
200	M	JDA Software Group, Inc., 8%, 2014 (a)	205,000
225	M	Seagate Technology HDD Holdings, 6.8%, 2016	218,812
150	M	Seagate Technology International, Inc., 10%, 2014 (a)	166,500

			723,687

		Manufacturing—3.0%
375	M	Baldor Electric Co., 8.625%, 2017	385,313
175	M	Case New Holland, Inc., 7.75%, 2013 (a)	179,813
100	M	CPM Holdings, Inc., 10.625%, 2014 (a)	106,000
250	M	ESCO Corp., 8.625%, 2013 (a)	250,000
		Terex Corp.:
350	M	10.875%, 2016	392,000
675	M	8%, 2017	653,063

			1,966,189

48

Principal
Amount		Security	Value

		Media-Broadcasting—2.8%
		Belo Corp.:
$ 275	M	6.75%, 2013	$ 271,906
75	M	8%, 2016	77,438
500	M	7.25%, 2027	397,500
100	M	7.75%, 2027	80,500
150	M	Lin Television Corp., 6.5%, 2013	143,250
320	M	Nexstar Finance Holdings, LLC, 11.375%, 2013	243,288
575	M	Sinclair Television Group, 9.25%, 2017 (a)	600,875

			1,814,757

		Media-Cable TV—7.7%
850	M	Atlantic Broadband Finance, LLC, 9.375%, 2014	851,062
225	M	Cablevision Systems Corp., 8.625%, 2017 (a)	235,406
250	M	CCO Holdings, LLC, 8.75%, 2013	257,813
275	M	Cequel Communications Holdings I, Inc., 8.625%, 2017 (a)	279,125
		Clear Channel Worldwide:
250	M	9.25%, 2017 (a)	256,250
725	M	9.25%, 2017 (a)	750,375
125	M	CSC Holdings, Inc., 8.5%, 2014 (a)	133,750
325	M	Echostar DBS Corp., 6.625%, 2014	328,656
250	M	Mediacom LLC/Mediacom Capital Corp., 9.125%, 2019 (a)	256,250
300	M	Quebecor Media, Inc., 7.75%, 2016	300,750
425	M	UPC Germany GmbH, 8.125%, 2017 (a)	431,906
50	M	UPC Holding BV, 9.875%, 2018 (a)	53,000
		Virgin Media Finance PLC:
725	M	9.5%, 2016	782,094
150	M	8.375%, 2019	155,063

			5,071,500

		Media-Diversified—.8%
		Gannett Company, Inc.:
125	M	8.75%, 2014 (a)	130,000
100	M	9.375%, 2017 (a)	103,750
175	M	Interpublic Group of Cos., Inc., 10%, 2017	195,125
		MediaNews Group, Inc.:
375	M	6.875%, 2013 (b)(c)	234
400	M	6.375%, 2014 (b)(c)	250
50	M	Scholastic Corp., 5%, 2013	47,000
50	M	WMG Acquisition Corp., 9.5%, 2016 (a)	53,813

			530,172

49

Portfolio of Investments (continued)
HIGH YIELD FUND
December 31, 2009

Principal
Amount		Security	Value

		Metals/Mining—5.3%
		Cloud Peak Energy Resources, LLC:
$ 150	M	8.25%, 2017 (a)	$ 150,750
250	M	8.5%, 2019 (a)	256,250
175	M	Drummond Co. Inc., 7.375%, 2016 (a)	171,937
350	M	Essar Steel Algoma, Inc., 9.375%, 2015 (a)	346,937
		Novelis, Inc.:
300	M	7.25%, 2015	287,250
225	M	11.5%, 2015 (a)	242,156
830	M	Russell Metals, Inc., 6.375%, 2014	792,650
		Teck Resources, Ltd.:
75	M	9.75%, 2014	86,906
625	M	10.25%, 2016	731,250
200	M	10.75%, 2019	240,000
200	M	Vedanta Resources PLC, 9.5%, 2018 (a)	204,000

			3,510,086

		Real Estate Investment Trusts—2.9%
250	M	Brandywine Operating Partnership, LP, 5.7%, 2017	224,570
425	M	CB Richard Ellis Service, 11.625%, 2017	473,875
		Developers Diversified Realty Corp.:
105	M	5.5%, 2015	92,600
425	M	9.625%, 2016	444,202
375	M	Dupont Fabros Technology, LP, 8.5%, 2017 (a)	382,969
		HRPT Properties Trust:
75	M	6.25%, 2016	71,071
275	M	6.25%, 2017	248,814

			1,938,101

		Retail-General Merchandise—8.6%
425	M	Federated Retail Holdings, Inc., 5.9%, 2016	416,500
400	M	HSN, Inc., 11.25%, 2016	451,000
325	M	J.C. Penney Corp., Inc., 7.95%, 2017	356,688
250	M	Landry’s Restaurants, Inc., 11.625%, 2015 (a)	266,250
		Macys Retail Holdings, Inc.:
400	M	7.45%, 2017	416,000
150	M	6.65%, 2024	137,250
250	M	Netflix, Inc., 8.5%, 2017 (a)	260,625
475	M	Payless ShoeSource, Inc., 8.25%, 2013	484,500
625	M	QVC, Inc., 7.5%, 2019 (a)	640,625
100	M	Regal Cinemas Corp., 8.625%, 2019	104,500
1,000	M	Toys R Us Property Co. I, Inc., 10.75%, 2017 (a)	1,100,000

50

Principal
Amount		Security	Value

		Retail-General Merchandise (continued)
$ 175	M	Toys R Us Property Co. II, Inc., 8.5%, 2017 (a)	$ 178,938
350	M	Wendy’s/Arby’s Restaurants, LLC, 10%, 2016	383,250
475	M	Yankee Acquisition Corp., 8.5%, 2015	473,812

			5,669,938

		Services—3.6%
550	M	Ashtead Capital, Inc., 9%, 2016 (a)	553,438
325	M	Hertz Corp., 10.5%, 2016	348,562
		Iron Mountain, Inc.:
25	M	8.75%, 2018	26,062
450	M	8%, 2020	459,000
150	M	8.375%, 2021	155,625
450	M	Kar Holdings, Inc., 8.75%, 2014	466,313
375	M	Reliance Intermediate Holdings, LP, 9.5%, 2019 (a)	392,344

			2,401,344

		Telecommunications—11.6%
300	M	Cincinnati Bell, Inc., 8.375%, 2014	306,750
750	M	Citizens Communications Co., 7.125%, 2019	712,500
350	M	Crown Castle International Corp., 7.125%, 2019	348,250
275	M	Frontier Communications Corp., 8.125%, 2018	279,813
300	M	GCI, Inc., 8.625%, 2019 (a)	304,125
750	M	Inmarsat Finance PLC, 7.375%, 2017 (a)	770,625
350	M	Intelsat Corp., 9.25%, 2014	361,375
		Intelsat Jackson Holdings, Ltd.:
100	M	9.5%, 2016	107,500
100	M	8.5%, 2019 (a)	103,500
300	M	Intelsat Subsidiary Holdings Co., Ltd., 8.5%, 2013	307,500
		Nextel Communications, Inc.:
450	M	5.95%, 2014	422,438
825	M	7.375%, 2015	806,438
		Qwest Communications International, Inc.:
500	M	7.5%, 2014	504,375
300	M	8%, 2015 (a)	309,750

51

Portfolio of Investments (continued)
HIGH YIELD FUND
December 31, 2009

Principal
Amount		Security	Value

		Telecommunications (continued)
		SBA Telecommunications, Inc.:
$ 25M	M	8%, 2016 (a)	$ 26,250
225M	M	8.25%, 2019 (a)	239,625
175M	M	Sprint Nextel Corp., 8.375%, 2017	179,375
500M	M	Wind Acquisition Finance SA, 11.75%, 2017 (a)	548,750
		Windstream Corp.:
450M	M	8.625%, 2016	460,125
525M	M	7.875%, 2017 (a)	521,063

			7,620,127

		Transportation—.9%
		Navios Maritime Holdings:
475M	M	9.5%, 2014	475,000
100M	M	8.875%, 2017 (a)	104,375

			579,375

		Utilities—5.5%
125M	M	AES Corp., 9.75%, 2016 (a)	137,500
350M	M	Calpine Construction Finance Co., LP, 8%, 2016 (a)	362,250
125M	M	CMS Energy Corp., 8.75%, 2019	137,442
		Dynegy Holdings, Inc.:
200M	M	7.5%, 2015 (a)	185,000
750M	M	7.75%, 2019	654,375
225M	M	Edison Mission Energy, 7.5%, 2013	212,625
575M	M	Intergen NV, 9%, 2017 (a)	602,312
150M	M	Mirant North America, LLC, 7.375%, 2013	149,063
		NRG Energy, Inc.:
625M	M	7.375%, 2017	628,125
225M	M	8.5%, 2019	231,750
300M	M	NSG Holdings, LLC, 7.75%, 2025 (a)	270,000
84M	M	Tenaska Alabama Partners, LP, 7%, 2021 (a)	77,948

			3,648,390

Total Value of Corporate Bonds (cost $61,005,776)			62,958,469

52

Warrants,
Shares or
Principal
Amount			Security	Value
			WARRANTS—.0%
			Building Materials—.0%
115		*	Nortek, Inc. (expiring 12/17/14) (c)	$ 1,916

			Media-Cable TV—.0%
3,431		*	Charter Communications, Inc. – Class “A” (expiring 11/30/14) (c)	20,586

			Telecommunication Services—.0%
250		*	GT Group Telecom, Inc. (expiring 2/1/10) (a)(c)	—
Total Value of Warrants (cost $1,606,995)				22,502

			COMMON STOCKS—.0%
			Building Materials—.0%
43		*	Nortek, Inc. (c)	1,527

			Media-Diversified—.0%
2,500		*	MediaNews Group, Inc. – Class “A” (c)	25

			Telecommunications—.0%
3		*	Viatel Holding (Bermuda), Ltd. (c)	—
5,970		*	World Access, Inc.	10
				10
Total Value of Common Stocks (cost $177,933)				1,562

			SHORT-TERM INVESTMENTS—1.2%
			Money Market Fund
$790	M		First Investors Cash Reserve Fund, .24% (cost $790,000) (e)	790,000
Total Value of Investments (cost $63,580,704)			96.7%	63,772,533
Other Assets, Less Liabilities			3.3	2,144,584

Net Assets			100.0%	$65,917,117

*	Non-income producing
(a)	Security exempt from registration under Rule 144A of Securities Act of 1933 (see Note 5).
(b)	In default as to principal and/or interest payment.
(c)	Securities valued at fair value (see Note 1A).
(d)	Interest rates on adjustable rate bonds are determined and reset periodically. The interest rates shown are the rates in effect of December 31, 2009.
(e)	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at December 31, 2009 (see Note 3).

53

Portfolio of Investments (continued)
HIGH YIELD FUND
December 31, 2009

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of December 31, 2009:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Corporate Bonds	$—	$62,957,610	$859	$62,958,469
Warrants	—	—	22,502	22,502
Common Stocks	10	—	1,552	1,562
Money Market Fund	790,000	—	—	790,000
Total Investments
in Securities*	$790,010	$62,957,610	$24,913	$63,772,533

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

		Investments
	Investments	in Auction	Investments
	in Corporate	Rate	in Common	Investments
	Bonds	Securities	Stocks	in Warrants	Total
Balance,
December 31, 2008	$688	$—	$36	$—	$724
Net purchases (sales)	(14)	(793,500)	—	—	(793,514)
Change in unrealized
appreciation (depreciation)	378,034	131,687	(26,651)	(1,561,906)	(1,078,836)
Realized gain (loss)	(378,333)	(31,500)	—	—	(409,833)
Transfer in and/or out of
Level 3	484	693,313	28,167	1,584,408	2,306,372
Balance, December 31, 2009	$859	$—	$1,552	$22,502	$24,913

54

The following is a summary of Level 3 inputs by industry:
Media – Diversified	$21,095
Consumer Discretionary	3,443
Health Care	375
$24,913

See notes to financial statements	55

Portfolio Manager’s Letter
INTERNATIONAL FUND

Dear Investor:

This is the annual report for the First Investors Life International Fund for the year ended December 31, 2009. During the period, the Fund’s return on a net asset value basis was 23.24%, including dividends of 58.7 cents per share.

During the first part of the review period, the markets were in a steep free fall, as the bankruptcy of Lehman Brothers and the ensuing freeze up of the credit markets caused aftershocks in the global markets. Only after U.S. and global regulators took extraordinary measures to supply massive financial aid and intervention, such as through the TARP program, did the markets stabilize. The markets then rallied convincingly.

Despite the Fund’s strong performance, it underperformed its benchmark, the MSCI EAFE Index, during the year. The Fund’s performance relative to the Index was principally driven by its focus on high-quality companies. During 2008 and into 2009, share prices of lower-quality companies were driven sharply lower as investors prepared for the worst-case scenario: an economic depression. Then, late in the first quarter, as fears of depression dissipated, the market rallied, and shares of lower-quality companies rebounded sharply. Meanwhile, shares of higher-quality, more stable companies, which had lost less ground when investors’ fears were peaking, appreciated but underperformed on a relative basis.

Investors’ enthusiasm for more cyclical businesses was apparent in the relative performance of various sectors during the year. The Fund’s underexposure to names in the materials and industrials sectors contributed to relative underperformance, as did its strong weighting in higher quality utilities and consumer staples sector names. All of these sectors delivered positive absolute returns.

Underexposure to Japanese markets, coupled with exposure to quality names in the Netherlands and India, helped relative performance for the year. These positives were offset by the weaker relative performance of countries like Switzerland, the U.K. and Spain. In Switzerland and the U.K., Philip Morris International and Imperial Tobacco Group, both quality consumer staples companies, detracted the most from relative performance. In Spain, the Fund’s concentrated positions in Enagas and Red Electrica, which are the national monopolies in natural gas and electricity transmission, respectively, detracted from performance.

After weathering an investment storm in 2009—a storm that did not favor our investment tilt toward higher quality businesses—we look forward to the coming year. As usual, our expectations are unrelated to macroeconomic conditions. We believe in focusing on the long term, and companies with stable operating performances, rather than short-term market fluctuations and cyclical businesses.

56

Thank you for placing your trust in First Investors. We appreciate the opportunity to serve your investment needs.

Sincerely,

Rajiv Jain
Portfolio Manager

January 29, 2010

57

Fund Expenses (unaudited)
INTERNATIONAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/09)	(12/31/09)	(7/1/09–12/31/09)*
Expense Examples
Actual	$1,000.00	$1,195.78	$5.53
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.17	$5.09

*	Expenses are equal to the annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2009, and are based on the total value of investments.

58

Cumulative Performance Information
INTERNATIONAL FUND

Comparison of change in value of $10,000 investment in the First Investors Life Series
International Fund and the Morgan Stanley Capital International (“MSCI”) EAFE Index (Net).

The graph compares a $10,000 investment in the First Investors Life Series International Fund beginning 12/31/99 with a theoretical investment in the MSCI EAFE Index (Net) (the “Index”). The Index is a free float-adjusted market capitalization index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total-return basis with net dividends reinvested. The Indices are unmanaged and it is not possible to invest directly in this Index. In addition, the Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended 12/31/09.

The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. MSCI EAFE Index (Net) figures are from Morgan Stanley & Company, Inc. and all other figures are from First Investors Management Company, Inc.

59

Portfolio of Investments
INTERNATIONAL FUND
December 31, 2009

Shares	Security	Value

	COMMON STOCKS—96.2%
	United Kingdom—24.9%
178,444	Amlin PLC	$ 1,030,136
41,218	BG Group PLC	744,086
158,230	British American Tobacco PLC	5,135,585
129,534	Capita Group PLC	1,565,929
71,855	De La Rue PLC	1,141,801
127,995	Diageo PLC	2,232,544
123,200	G4S PLC	516,293
146,590	Imperial Tobacco Group PLC	4,623,548
59,748	Reckitt Benckiser Group PLC	3,233,480
82,768	Scottish and Southern Energy PLC	1,548,903
489,629	Tesco PLC	3,377,130

		25,149,435

	India—13.9%
14,536	Bharat Heavy Electricals, Ltd.	748,316
188,349	Cipla, Ltd.	1,350,956
120,100	HDFC Bank, Ltd.	4,376,135
228,522	Hindustan Unilever, Ltd.	1,295,165
70,467	Housing Development Finance Corporation, Ltd.	4,031,772
293,285	ITC, Ltd.	1,574,996
11,298	Nestle India, Ltd.	617,349

		13,994,689

	Switzerland—12.6%
245	Lindt & Spruengli AG	526,368
83,660	Nestle SA – Registered	4,063,073
49,985	Novartis AG – Registered	2,731,491
23,696	Roche Holding AG – Genusscheine	4,055,065
9,993	Synthes, Inc.	1,310,856

		12,686,853

	Australia—5.5%
84,199	Coca-Cola Amatil, Ltd.	869,204
91,786	QBE Insurance Group, Ltd.	2,097,163
100,772	Woolworths, Ltd.	2,530,553

		5,496,920

60

Shares	Security	Value

	Spain—5.3%
131,810	Enagas	$ 2,924,430
43,800	Red Electrica Corporacion SA	2,446,175

		5,370,605

	Brazil—5.2%
135,700	Cielo SA	1,194,148
49,100	CPFL Energia SA	994,562
84,800	Redecard SA	1,410,739
49,908	Souza Cruz SA	1,653,675

		5,253,124

	United States—4.7%
99,195	Philip Morris International, Inc.	4,780,207

	France—4.0%
29,622	Essilor International SA	1,773,211
35,527	Total SA	2,283,794

		4,057,005

	Canada—3.6%
14,821	Canadian Natural Resources, Ltd.	1,069,781
38,680	Power Corporation of Canada	1,074,783
34,634	Shoppers Drug Mart Corporation	1,499,535

		3,644,099

	Germany—3.2%
6,170	Deutsche Boerse AG	510,655
10,039	Fresenius Medical Care AG & Company	534,136
5,864	Muenchener Rueckversicherungs-Gesellschaft AG – Registered	915,817
13,279	RWE AG	1,294,820

		3,255,428

	Denmark—3.2%
50,786	Novo Nordisk A/S – Series “B”	3,245,141

	Netherlands—2.8%
23,877	Core Laboratories NV	2,820,351

61

Portfolio of Investments (continued)
INTERNATIONAL FUND
December 31, 2009

Shares or
Principal
Amount		Security		Value

		Japan—2.1%
2,300		Nintendo Company, Ltd.		$ 549,561
10,600		Nitori Company, Ltd.		789,319
16,100		Secom Company, Ltd.		765,040

				2,103,920

		Italy—2.1%
480,800		Terna-Rete Elettrica Nationale SpA		2,069,434

		Ireland—1.6%
32,784		Covidien PLC		1,570,026

		Belgium—1.5%
6,281		Colruyt SA		1,516,572

Total Value of Common Stocks (cost $80,385,780)				97,013,809

		PREFERRED STOCKS—3.1%
		Brazil
87,053		AES Tiete SA		998,773
12,800		Companhia de Bebidas das Americas (ADR)		1,293,952
45,605		Companhia Energetica de Minas Gerais		826,708

Total Value of Preferred Stocks (cost $1,878,458)				3,119,433

		SHORT-TERM INVESTMENTS—1.0%
		Money Market Fund
$1,005	M	First Investors Cash Reserve Fund, .24% (cost $1,005,000)*		1,005,000

Total Value of Investments (cost $83,269,238)			100.3%	101,138,242
Excess of Liabilities Over Other Assets			(.3)	(303,350)

Net Assets			100.0%	$100,834,892

*	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at
December 31, 2009 (see Note 3).

Summary of Abbreviations:
ADR American Depositary Receipts

62

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of December 31, 2009:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$18,067,806	$78,946,003	$—	$97,013,809
Preferred Stocks	3,119,433			3,119,433
Money Market Fund	1,005,000	—	—	1,005,000
Total Investments
in Securities*	$22,192,239	$78,946,003	$—	$101,138,242
Other Financial
Instruments**	$—	$(443,343)	$—	$(443,343)

*	The Portfolio of Investments provides information on the country categorization for the portfolio.

**	Other financial instruments are foreign exchange contracts, which are considered derivative instruments, which are valued at the net unrealized depreciation on the instrument.

See notes to financial statements	63

Portfolio Managers’ Letter
INVESTMENT GRADE FUND

Dear Investor:

This is the annual report for the First Investors Life Investment Grade Fund for the year ended December 31, 2009. During the period, the Fund’s return on a net asset value basis was 20.94%, including dividends of 60.4 cents per share.

The Fund invests primarily in investment grade fixed income securities. While the majority of the Fund’s holdings were investment grade corporate bonds, the Fund also had as much as 25% of its assets invested in a combination of U.S. agency debt, mortgage-backed securities, U.S. Treasury notes, high yield corporate bonds, municipal bonds, and preferred stocks.

The review period began with investment grade corporate bond valuations at extremely attractive levels. Over the next several months, investors gained confidence as the financial markets stabilized and reports indicated that the recession had come to an end. By the conclusion of the review period, the financial markets had experienced a significant recovery and the economy had begun to grow again. For the corporate bond market, this environment resulted in an unprecedented rebound. By the end of the review period, corporate bonds had registered very strong 12-month returns.

The Fund had strong double-digit returns over the period and outperformed the BofA Merrill Lynch Corporate Index. The Fund went from an underweight position in BBB-rated corporate bonds to an overweight position. During the period, BBB-rated corporate bonds provided the highest returns when compared with other investment grade categories. An additional factor that helped relative performance was the Fund’s underweight position in corporate bonds with maturities of one to three years. Short maturity bonds had the lowest returns during the review period.

The Fund began the review period with only approximately 75% of its assets in corporate bonds. As the market stabilized, the Fund gradually increased its corporate bond holdings to over 90% of assets. With a rally in the credit markets, the increased allocation of corporate bond holdings enhanced performance in the last half of the review period.

64

Thank you for placing your trust in First Investors. We appreciate the opportunity to serve your investment needs.

Sincerely,

Rajeev Sharma
Portfolio Manager*

Clark D. Wagner
Portfolio Manager and
Director of Fixed Income,
First Investors Management Company, Inc.

January 29, 2010

* Mr. Sharma became the Fund’s Co-Portfolio Manager on July 27, 2009.

65

Fund Expenses (unaudited)
INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/09)	(12/31/09)	(7/1/09–12/31/09)*
Expense Examples
Actual	$1,000.00	$1,092.93	$4.01
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.38	$3.87

*	Expenses are equal to the annualized expense ratio of .76%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2009, and are based on the total value of investments.

66

Cumulative Performance Information
INVESTMENT GRADE FUND

Comparison of change in value of $10,000 investment in the First Investors Life Series
Investment Grade Fund and the Bank of America (“BofA”) Merrill Lynch U.S. Corporate
Master Index.

The graph compares a $10,000 investment in the First Investors Life Series Investment Grade Fund beginning 12/31/99 with a theoretical investment in the BofA Merrill Lynch U.S. Corporate Master Index (the “Index”). The Index tracks the performance of U.S. dollar-denominated investment grade corporate public debt issued in the U.S. domestic bond market. Qualifying bonds must have at least one year remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of $250 million. Bonds must be rated investment grade based on a composite of Moody’s and S&P. It is not possible to invest directly in this Index. In addition, the Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended 12/31/09. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Average Annual Total Returns for One Year, Five Years and Ten Years would have been 20.76%, 3.36% and 5.36%, respectively.

The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

67

Portfolio of Investments
INVESTMENT GRADE FUND
December 31, 2009

Principal
Amount		Security	Value

		CORPORATE BONDS—95.3%
		Aerospace/Defense—1.5%
$ 200	M	BAE Systems Holdings, Inc., 4.95%, 2014 (a)	$ 208,454
400	M	Lockheed Martin Corp., 4.25%, 2019	386,872

			595,326

		Agriculture—1.4%
340	M	Cargill, Inc., 6%, 2017 (a)	362,955
200	M	Potash Corp. of Saskatchewan, Inc., 4.875%, 2020	197,718

			560,673

		Automotive—1.1%
400	M	Daimler Chrysler NA, LLC, 6.5%, 2013	438,870

		Chemicals—1.4%
300	M	Cabot Corp., 5.25%, 2013 (a)	309,778
200	M	Chevron Phillips Chemicals Co., LLC, 8.25%, 2019 (a)	235,789

			545,567

		Consumer Durables—1.8%
350	M	Black & Decker Corp., 5.75%, 2016	361,293
300	M	Newell Rubbermaid, Inc., 6.75%, 2012	321,796

			683,089

		Energy—17.1%
600	M	Canadian Oil Sands, Ltd., 7.75%, 2019 (a)	678,056
200	M	DCP Midstream, LLC, 9.75%, 2019 (a)	246,484
100	M	Enbridge Energy Partners LP, 7.5%, 2038	114,192
200	M	Energy Transfer Partners LP, 8.5%, 2014	231,069
400	M	Husky Energy, Inc., 7.25%, 2019	463,081
150	M	Kinder Morgan Finance Co., 5.35%, 2011	152,250
200	M	Marathon Oil Corp., 7.5%, 2019	231,214
490	M	Maritime & Northeast Pipeline, LLC, 7.5%, 2014 (a)	537,273
200	M	Nabors Industries, Inc., 6.15%, 2018	208,200
		Nexen, Inc.:
300	M	5.05%, 2013	313,174
408	M	7.875%, 2032	467,265
200	M	6.4%, 2037	202,154
300	M	Northern Border Partners, LP, 7.1%, 2011	315,826
340	M	Pacific Energy Partners, LP, 6.25%, 2015	350,214
100	M	Plains All American Pipeline, LP, 8.75%, 2019	118,104
700	M	Spectra Energy Capital, LLC, 6.2%, 2018	744,617

68

Principal
Amount		Security	Value

		Energy (continued)
$ 489	M	Suncor Energy, Inc., 6.85%, 2039	$ 540,535
425	M	Trans-Canada Pipelines, Ltd., 7.625%, 2039	525,158
		Valero Energy Corp.:
100	M	6.125%, 2017	102,495
100	M	10.5%, 2039	128,827

			6,670,188

		Financial Services—9.2%
400	M	American Express Co., 7%, 2018	441,204
200	M	American General Finance Corp., 6.9%, 2017	139,061
375	M	Amvescap PLC, 5.375%, 2013	381,914
350	M	CoBank, ACB, 7.875%, 2018 (a)	379,816
200	M	Compass Bank, 6.4%, 2017	202,674
		ERAC USA Finance Co.:
355	M	8%, 2011 (a)	372,312
200	M	6.375%, 2017 (a)	202,320
252	M	Ford Motor Credit Co., 9.75%, 2010	260,070
200	M	General Electric Capital Corp., 4.375%, 2015	202,741
		Harley-Davidson Funding Corp.:
200	M	5%, 2010 (a)	202,423
310	M	6.8%, 2018 (a)	309,628
100	M	Protective Life Corp., 7.375%, 2019	100,389
400	M	Prudential Financial, Inc., 4.75%, 2015	406,109

			3,600,661

		Financials—14.7%
200	M	Bank of America Corp., 5.65%, 2018	203,457
100	M	Bank of New York Mellon Corp., 4.6%, 2020	97,934
200	M	Bear Stearns Companies, Inc., 7.25%, 2018	229,929
		Citigroup, Inc.:
300	M	6.375%, 2014	314,384
600	M	6.125%, 2017	605,722
400	M	Goldman Sachs Group, Inc., 6.75%, 2037	412,460
300	M	Hibernia Corp., 5.35%, 2014	296,966
200	M	JPMorgan Chase & Co., 3.7%, 2015	200,821
800	M	Merrill Lynch & Co., Inc., 5.45%, 2013	842,413
		Morgan Stanley:
200	M	5.95%, 2017	206,614
900	M	6.625%, 2018	974,606
500	M	Royal Bank of Scotland Group PLC, 5%, 2014	442,333

69

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
December 31, 2009

Principal
Amount		Security	Value

		Financials (continued)
$ 400	M	SunTrust Bank, Inc., 7.25%, 2018	$ 418,304
300	M	UBS AG, 5.875%, 2016	304,149
200	M	Wells Fargo & Co., 3.75%, 2014	199,625

			5,749,717

		Food/Beverage/Tobacco—4.3%
400	M	Altria Group, Inc., 10.2%, 2039	535,131
200	M	Bottling Group, LLC, 5.5%, 2016	216,656
350	M	Bunge Limited Finance Corp., 5.875%, 2013	364,600
130	M	ConAgra Foods, Inc., 5.875%, 2014	141,802
400	M	Philip Morris International, Inc., 5.65%, 2018	421,333

			1,679,522

		Food/Drug—.5%
190	M	CVS/Caremark Corp., 6.125%, 2039	188,948

		Forest Products/Container—.5%
150	M	International Paper Co., 9.375%, 2019	184,678

		Health Care—3.5%
400	M	Biogen IDEC, Inc., 6.875%, 2018	431,214
200	M	Novartis, 5.125%, 2019	210,488
100	M	Pfizer, Inc., 6.2%, 2019	111,360
100	M	Roche Holdings, Inc., 6%, 2019	110,081
200	M	St. Jude Medical, Inc., 4.875%, 2019	201,972
200	M	Watson Pharmaceuticals, Inc., 5%, 2014	204,404
100	M	Wyeth, 5.5%, 2016	107,627

			1,377,146

		Industrials—1.0%
		Pitney Bowes, Inc.:
100	M	5%, 2015	104,891
290	M	5.25%, 2037	296,802

			401,693

70

Principal
Amount		Security	Value

		Information Technology—4.6%
$ 400	M	CA, Inc., 5.375%, 2019	$ 403,011
300	M	Cisco Systems, Inc., 4.45%, 2020	294,883
300	M	Dell, Inc., 5.875%, 2019	318,047
400	M	Dun & Bradstreet Corp., 6%, 2013	412,081
100	M	Oracle Corp., 5%, 2019	103,324
250	M	Xerox Corp., 6.875%, 2011	267,243

			1,798,589

		Manufacturing—.7%
250	M	Briggs & Stratton Corp., 8.875%, 2011	263,437

		Manufacturing-Diversified—1.6%
400	M	General Electric Co., 5.25%, 2017	409,404
200	M	Tyco Electronics Group SA, 6.55%, 2017	207,105

			616,509

		Media-Broadcasting—4.4%
710	M	British Sky Broadcasting Group PLC, 9.5%, 2018 (a)	911,692
		Cox Communications, Inc.:
300	M	4.625%, 2013	312,211
400	M	8.375%, 2039 (a)	499,628

			1,723,531

		Media-Diversified—8.4%
		McGraw-Hill Cos., Inc.:
200	M	5.9%, 2017	203,749
200	M	6.55%, 2037	197,083
800	M	News America, Inc., 5.3%, 2014	865,660
500	M	Thomson Reuters Corp., 5.95%, 2013	547,793
		Time Warner Cable, Inc.:
1,020	M	6.2%, 2013	1,121,309
300	M	6.75%, 2018	330,107

			3,265,701

		Metals/Mining—3.4%
400	M	ArcelorMittal, 6.125%, 2018	413,410
200	M	Newmont Mining Corp., 5.125%, 2019	200,474
260	M	Rio Tinto Finance USA Ltd., 6.5%, 2018	286,077
400	M	Vale Overseas, Ltd., 5.625%, 2019	405,891

			1,305,852

71

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
December 31, 2009

Principal
Amount		Security	Value

		Real Estate Investment Trusts—.8%
$300	M	ProLogis, 7.625%, 2014	$ 314,019

		Telecommunications—4.9%
400	M	AT&T, Inc., 5.8%, 2019	427,142
900	M	Deutsche Telekom Intl., Finance BV, 5.875%, 2013	974,698
250	M	GTE Corp., 6.84%, 2018	274,302
200	M	Verizon Wireless Capital, LLC, 5.55%, 2014	217,254

			1,893,396

		Transportation—.6%
200	M	GATX Corp., 8.75%, 2014	225,109

		Utilities—7.1%
750	M	E. ON International Finance BV, 5.8%, 2018 (a)	806,836
		Electricite de France SA:
100	M	6.5%, 2019 (a)	112,457
300	M	6.95%, 2039 (a)	356,017
175	M	Entergy Gulf States, Inc., 5.25%, 2015	172,881
400	M	Exelon Generation Co., LLC, 6.2%, 2017	429,438
189	M	Great River Energy Co., 5.829%, 2017 (a)	206,242
200	M	NiSource Finance Corp., 7.875%, 2010	209,716
200	M	Ohio Power Co., 5.375%, 2021	200,968
200	M	Sempra Energy, 9.8%, 2019	250,022

			2,744,577

		Waste Management—.8%
300	M	Allied Waste NA, Inc., 7.125%, 2016	319,909

Total Value of Corporate Bonds (cost $34,645,322)			37,146,707

		MUNICIPAL BONDS—2.8%
150	M	Houston TX Ref. Pub. Impt., 5%, 2023	164,607
150	M	Maryland State Ref. State & Loc. Facs. Ln., 5%, 2019	176,790
200	M	Massachusetts State Cons. Ln., 5%, 2039	210,580
150	M	Minnesota State Ref. Various Purpose, 5%, 2022	172,276
200	M	Salt River Proj. AZ Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., 5%, 2038	208,636
150	M	Washington State Various Purpose, 5%, 2027	164,403

Total Value of Municipal Bonds (cost $1,085,921)			1,097,292

72

Principal
Amount		Security	Value
		PASS THROUGH CERTIFICATES—.1%
		Transportation
$ 47	M	American Airlines, Inc., 7.377%, 2019 (cost $45,805)	$ 36,640

		SHORT-TERM CORPORATE NOTES—.3%
		Money Market Fund
125	M	First Investors Cash Reserve Fund, .24% (cost $125,000) (b)	125,000
Total Value of Investments (cost $35,902,048)		98.5%	38,405,639
Other Assets, Less Liabilities		1.5	601,223

Net Assets		100.0%	$39,006,862

(a)	Security exempt from registration under Rule 144A of Securities Act of 1933 (see Note 5).

(b)	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at December 31, 2009 (see Note 3).

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of December 31, 2009:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Corporate Bonds	$—	$37,146,707	$—	$37,146,707
Municipal Bonds	—	1,097,292	—	1,097,292
Pass Through Certificates	—	36,640	—	36,640
Money Market Fund	125,000	—	—	125,000
Total Investments
in Securities*	$125,000	$38,280,639	$—	$38,405,639

* The Portfolio of Investments provides information on the industry categorization for corporate bonds.

See notes to financial statements	73

Portfolio Manager’s Letter
SELECT GROWTH FUND

Dear Investor:

This is the annual report for the First Investors Life Select Growth Fund for the year ended December 31, 2009. During the period, the Fund’s return on a net asset value basis was 9.90%.

During the first part of the review period, the markets were in a steep free fall, culminating with a multi-decade market low achieved on March 9, 2009. Only after U.S. and global regulators took extraordinary measures to supply massive financial aid and intervention, such as through the TARP program, did the markets stabilize. The markets then rallied convincingly, ending the year with a significant gain.

The Fund’s underperformance relative to its benchmark, the Russell 3000 Growth Index, was principally driven by the financial crisis that began in 2008, and the subsequent rally of low-quality stocks in 2009. During 2009, the best performing stocks were those stocks with low earnings quality and high price volatility. Consequently, the Fund’s performance was hurt due to the Fund’s focus on investing in high-quality companies that are expected to have positive earnings surprises.

Earnings are an integral part of the investment process used to manage the Fund. Criteria relating to both earnings growth and earnings quality are primary metrics used by the Fund in selecting stocks. Over the course of the year, as the economy was deteriorating, the focus on earnings naturally concentrated the Fund in companies with greater stability. Thus, over time, the portfolio was more exposed to consumer staples, health care, and counter-cyclical consumer discretionary companies. This also led the Fund to have significantly less exposure to companies with high price volatility and low earnings quality.

As the economy has shown signs of recovery, the Fund has found more opportunities to buy better earnings quality companies with improving growth potential in the more cyclical sectors. Thus the Fund’s exposure to companies with higher price volatility has recently increased closer to market levels. While our focus on high-quality companies with strong earnings expectations was not rewarded over the past year, we remain confident in our approach over the long term.

The Fund’s underperformance relative to the Russell 3000 Growth Index was broad-based among all sectors, but its two worst performing sectors were information technology and consumer discretionary. While the Fund enjoyed strong returns in some holdings in information technology—for example, Red Hat was up 109% on demand for its services competing with Microsoft’s Windows—the typical holdings trailed the benchmark’s return. The worst performing information technology stocks during the year were SAIC and NCR. These companies provide technology and services in the

74

fields of intelligence for the Department of Defense and the financial services sector, respectively. With an enduring uncertainty about government actions impacting both of these companies, the outlook for growth has become more challenging.

The Fund maintained a diverse market capitalization allocation during the year, ending with 56% large cap, 30% mid cap and 14% small cap, according to Lipper’s market capitalization ranges.

Thank you for placing your trust in First Investors. We appreciate the opportunity to serve your investment needs.

Sincerely,

John D. Brim
Portfolio Manager

January 29, 2010

75

Fund Expenses (unaudited)
SELECT GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/09)	(12/31/09)	(7/1/09–12/31/09)*
Expense Examples
Actual	$1,000.00	$1,148.28	$5.04
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.52	$4.74

*	Expenses are equal to the annualized expense ratio of .93%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio Composition
TOP SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2009, and are based on the total value of investments.

76

Cumulative Performance Information
SELECT GROWTH FUND

Comparison of change in value of $10,000 investment in the First Investors Life Series Select
Growth Fund and the Russell 3000 Growth Index.

The graph compares a $10,000 investment in the First Investors Life Series Select Growth Fund beginning 12/31/99 with a theoretical investment in the Russell 3000 Growth Index (the “Index”). The Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values (the Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization). It is not possible to invest directly in this Index. In addition, the Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. For purposes of the graph and the accompanying table it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended 12/31/09.

The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Russell 3000 Growth Index figures are from Frank Russell and Company and all other figures are from First Investors Management Company, Inc.

77

Portfolio of Investments
SELECT GROWTH FUND
December 31, 2009

Shares		Security	Value

		COMMON STOCKS—97.5%
		Consumer Discretionary—10.3%
3,000	*	Apollo Group, Inc. – Class “A”	$ 181,740
3,700		McDonald’s Corporation	231,028
5,600		Ross Stores, Inc.	239,176
1,030		Strayer Education, Inc.	218,865
5,200	*	WMS Industries, Inc.	208,000

			1,078,809

		Consumer Staples—12.0%
4,700		Brown-Forman Corporation – Class “B”	251,779
4,800		Church & Dwight Company, Inc.	290,160
2,865		Colgate-Palmolive Company	235,360
4,600		Wal-Mart Stores, Inc.	245,870
8,300	*	Whole Foods Market, Inc.	227,835

			1,251,004

		Energy—6.2%
3,800		ConocoPhillips	194,066
3,000		ExxonMobil Corporation	204,570
5,100	*	Newfield Exploration Company	245,973

			644,609

		Financials—12.6%
6,900		American Express Company	279,588
6,500		Capital One Financial Corporation	249,210
2,400		Franklin Resources, Inc.	252,840
1,400		Goldman Sachs Group, Inc.	236,376
5,600		PNC Financial Services Group, Inc.	295,624

			1,313,638

		Health Care—13.4%
5,200		Abbott Laboratories	280,748
10,200		Bristol-Myers Squibb Company	257,550
3,300	*	Express Scripts, Inc.	285,285
4,400		McKesson Corporation	275,000
9,400	*	Valeant Pharmaceuticals International	298,826

			1,397,409

78

Shares		Security		Value

		Industrials—8.6%
5,800		Avery Dennison Corporation		$ 211,642
16,000	*	GrafTech International, Ltd.		248,800
5,600		Illinois Tool Works, Inc.		268,744
4,657	*	Thomas & Betts Corporation		166,674

				895,860

		Information Technology—29.4%
1,500	*	Apple, Inc.		316,290
7,100	*	BMC Software, Inc.		284,710
11,500	*	Cisco Systems, Inc.		275,310
5,200		Hewlett-Packard Company		267,852
13,700		Intel Corporation		279,480
1,900		International Business Machines Corporation		248,710
5,700		Lender Processing Services, Inc.		231,762
6,350	*	McAfee, Inc.		257,619
10,535	*	Red Hat, Inc.		325,531
13,000	*	SAIC, Inc.		246,220
7,800	*	Western Digital Corporation		344,370

				3,077,854

		Materials—5.0%
3,500		Freeport-McMoRan Copper & Gold, Inc.		281,015
9,800		Pactiv Corporation		236,572

				517,587

Total Value of Common Stocks (cost $8,892,738)			97.5%	10,176,770
Other Assets, Less Liabilities			2.5	266,547

Net Assets			100.0%	$10,443,317

*	Non-income producing

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

79

Portfolio of Investments (continued)
SELECT GROWTH FUND
December 31, 2009

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of December 31, 2009:

Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks*	$10,176,770	$—	$—	$10,176,770

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

80	See notes to financial statements

Portfolio Manager’s Letter
TARGET MATURITY 2010 FUND
TARGET MATURITY 2015 FUND

Dear Investor:

This is the annual report for the First Investors Life Target Maturity 2010 Fund and the First Investors Life Target Maturity 2015 Fund for the year ended December 31, 2009. During the period, the Funds’ returns on a net asset value basis were –0.23% for Life Target Maturity 2010 and –2.22% for Life Target Maturity 2015, including dividends of 77.9 cents per share and capital gains of 18.3 cents per share for Life Target Maturity 2010, and dividends of 62.8 cents per share and capital gains of 2.3 cents per share for Life Target Maturity 2015.

The Funds’ investment objective is to seek a predictable compounded return for the investors who hold the Funds’ shares until the Funds’ maturity, consistent with preservation of capital. In order to meet this objective, the Funds are fully invested in high-quality zero coupon bonds that are due to mature on or around the Funds’ maturity dates. These bonds are very sensitive to changes in interest rates. The primary factor affecting the performance of the Funds was therefore the increase in U.S. Treasury interest rates during the year.

Two-year and seven-year benchmark U.S. Treasury interest rates rose 37 basis points (.37%) and 134 basis points (1.34%), respectively, in 2009. Rising interest rates caused the price of the Funds’ holdings to decline. Reflecting the higher interest rate sensitivity of longer-term bonds, and the greater increase in longer-term interest rates, the Target Maturity 2015 Fund had a lower return than the Target Maturity 2010 Fund.

Thank you for placing your trust in First Investors. We appreciate the opportunity to serve your investment needs.

Sincerely,

Clark D. Wagner
Portfolio Manager and
Director of Fixed Income, First Investors Management Company, Inc.

January 29, 2010

81

Fund Expenses (unaudited)
TARGET MATURITY 2010 FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/09)	(12/31/09)	(7/1/09–12/31/09)*
Expense Examples
Actual	$1,000.00	$1,005.27	$3.94
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.28	$3.97

*	Expenses are equal to the annualized expense ratio of .78%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2009, and are based on the total value of investments.

82

Cumulative Performance Information
TARGET MATURITY 2010 FUND

Comparison of change in value of $10,000 investment in the First Investors Life Series Target Maturity 2010 Fund and the Citigroup Treasury/Government Sponsored Index.

The graph compares a $10,000 investment in the First Investors Life Series Target Maturity 2010 Fund beginning 12/31/99 with a theoretical investment in the Citigroup Treasury/Government Sponsored Index (the “Index”). The Index is a market capitalization-weighted index that consists of debt issued by the U.S. Treasury and U.S. Government sponsored agencies. Every issue included in the Index is trader-priced, and the Index follows consistent and realistic availability limits, including only those securities with sufficient amounts outstanding. It is not possible to invest directly in this Index. In addition, the Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. For purposes of the graph and the accompanying table it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended 12/31/09. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Average Annual Total Returns for One Year, Five Years and Ten Years would have been (.38%), 3.58% and 6.71%, respectively.

The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Citigroup Treasury/Government Sponsored Index figures are from Citigroup and all other figures are from First Investors Management Company, Inc.

83

Portfolio of Investments
TARGET MATURITY 2010 FUND
December 31, 2009

Principal		Effective
Amount		Security	Yield	†	Value

		U.S. GOVERNMENT AGENCY ZERO COUPON
		OBLIGATIONS—71.8%
		Agency For International Development – Israel:
$ 1,303	M	8/15/2010	0.68%		$ 1,297,452
495	M	9/15/2010	0.73		492,464
		Fannie Mae:
1,060	M	8/7/2010	0.86		1,054,536
800	M	12/15/2010	1.09		791,736
1,100	M	Freddie Mac, 9/15/2010	0.92		1,092,866
500	M	Government Trust Certificate – Israel Trust, 11/15/2010	1.26		494,540
1,700	M	Government Trust Certificate – Turkey Trust, 11/15/2010	1.26		1,681,434
1,250	M	Tennessee Valley Authority, 11/1/2010	1.06		1,238,996

Total Value of U.S. Government Agency Zero Coupon
Obligations (cost $7,829,837)					8,144,024

		U.S. GOVERNMENT ZERO COUPON
		OBLIGATIONS—28.1%
3,200	M	U.S. Treasury Strips, 11/15/2010 (cost $3,017,999)	0.45		3,187,395

Total Value of Investments (cost $10,847,836)		99.9%			11,331,419
Other Assets, Less Liabilities		.1			2,636

Net Assets		100.0%			$ 11,334,055

†	The effective yields shown for the zero coupon obligations are the effective yields at
December 31, 2009.

84

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of December 31, 2009:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
U.S. Government Agency Zero
Coupon Obligations	$—	$8,144,024	$—	$8,144,024
U.S. Government Zero Coupon
Obligations	—	3,187,395	—	3,187,395
Total Investments
in Securities	$—	$11,331,419	$—	$11,331,419

See notes to financial statements	85

Fund Expenses (unaudited)
TARGET MATURITY 2015 FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/09)	(12/31/09)	(7/1/09–12/31/09)*
Expense Examples
Actual	$1,000.00	$1,024.54	$3.62
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.63	$3.62

*	Expenses are equal to the annualized expense ratio of .71%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2009, and are based on the total value of investments.

86

Cumulative Performance Information
TARGET MATURITY 2015 FUND

Comparison of change in value of $10,000 investment in the First Investors Life Series Target
Maturity 2015 Fund and the Citigroup Treasury/Government Sponsored Index.

The graph compares a $10,000 investment in the First Investors Life Target Series Maturity 2015 Fund beginning 12/31/99 with a theoretical investment in the Citigroup Treasury/Government Sponsored Index (the “Index”). The Index is a market capitalization-weighted index that consists of debt issued by the U.S. Treasury and U.S. Government sponsored agencies. Every issue included in the Index is trader-priced, and the Index follows consistent and realistic availability limits, including only those securities with sufficient amounts outstanding. It is not possible to invest directly in this Index. In addition, the Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended 12/31/09. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.37%), 5.33% and 8.41%, respectively.

The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Citigroup Treasury/Government Sponsored Index figures are from Citigroup and all other figures are from First Investors Management Company, Inc.

87

Portfolio of Investments
TARGET MATURITY 2015 FUND
December 31, 2009

Principal			Effective
Amount		Security	Yield	†	Value

		U.S. GOVERNMENT AGENCY ZERO COUPON
		OBLIGATIONS—54.2%
		Agency For International Development – Israel:
$ 698	M	9/1l5/2015	3.41%		$ 575,456
2,784	M	11/15/2015	3.49		2,271,602
		Fannie Mae:
24	M	8/12/2015	3.64		198,388
600	M	9/23/2015	3.69		486,719
4,643	M	11/15/2015	3.75		3,732,856
650	M	Federal Judiciary Office Building, 2/15/2015	3.61		541,129
		Freddie Mac:
550	M	3/15/2015	3.49		459,307
930	M	9/15/2015	3.70		754,469
830	M	9/15/2015	3.70		673,247
210	M	Government Trust Certificate – Turkey Trust, 5/15/2015	3.71		172,376
200	M	International Bank for Reconstruction &
		Development, 2/15/2015	3.22		169,804
3,957	M	Resolution Funding Corporation, 10/15/2015	3.39		3,257,861
2,000	M	Tennessee Valley Authority, 11/1/2015	3.73		1,611,662

Total Value of U.S. Government Agency Zero Coupon
Obligations (cost $13,453,865)					14,904,876

		U.S. GOVERNMENT ZERO COUPON
		OBLIGATIONS—46.0%
15,375	M	U.S. Treasury Strips, 11/15/2015 (cost $11,113,986)	3.13		12,642,201

Total Value of Investments (cost $24,567,851)		100.2%			27,547,077
Excess of Liabilities Over Other Assets		(.2)			(55,605)

Net Assets		100.0%		$ 27,491,472

†	The effective yields shown for the zero coupon obligations are the effective yields at
December 31, 2009.

88

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of December 31, 2009:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
U.S. Government Agency Zero
Coupon Obligations	$—	$14,904,876	$—	$14,904,876
U.S. Government Zero Coupon
Obligations	—	12,642,201	—	12,642,201
Total Investments
in Securities	$—	$27,547,077	$—	$27,547,077

See notes to financial statements	89

Portfolio Manager’s Letter
VALUE FUND

Dear Investor:

This is the annual report for the First Investors Life Value Fund for the year ended December 31, 2009. During the period, the Fund’s return on a net asset value basis was 21.03%, including dividends of 36.4 cents per share.

During the first part of the review period, the markets were in a steep free fall, culminating with a multi-decade market low achieved on March 9, 2009. Only after U.S. and global regulators took extraordinary measures to supply massive financial aid and intervention, such as through the TARP program, did the markets stabilize. The markets then rallied convincingly, ending the year with a significant gain.

Despite its strong performance, the Fund underperformed the overall market, as measured by the S&P 500 Index, due to its defensive positioning. Also, the Fund’s emphasis on dividend-paying stocks hurt, as these companies underperformed when compared with more volatile companies that do not pay dividends. In addition, value stocks did not keep up with growth stocks in 2009.

The defensive positioning of the Fund was most evident within the information technology and financials sectors, which had the most pronounced underperformance when compared to the S&P 500 Index. In the case of information technology, being underweight the sector hurt relative returns. Additionally, the top-performing technology stocks held in the S&P 500 Index mainly consisted of non-dividend paying companies such as Google and Apple. In financials, the Fund’s holdings of several well-capitalized, small- and mid-cap companies did not perform as well as many larger financial companies that had been in greater danger during the economic crisis.

The materials sector was the top-performing sector for the Fund as shares of holdings such as Dow Chemical and Air Products & Chemicals gained more than 50%. Dow Chemical’s value rose as it stabilized its balance sheet and cut costs after making a large acquisition, while Air Products & Chemicals’ earnings exceeded expectations. Other top performing holdings included Microsoft, which rolled out its new Windows 7 upgrade, and Tiffany & Co., which benefited from an improved earnings outlook as the year progressed. Lincoln National, a life insurer, and Bank Mutual, a bank holding company in Wisconsin, were the two biggest detractors from performance in the Fund over the course of the year. Lincoln National felt financial stress due to pressure on its variable annuity business and related concerns over capital adequacy, while Bank Mutual increased its loan loss provisions.

90

Thank you for placing your trust in First Investors. We appreciate the opportunity to serve your investment needs.

Sincerely,

Matthew S. Wright
Portfolio Manager

January 29, 2010

91

Fund Expenses (unaudited)
VALUE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/09)	(12/31/09)	(7/1/09–12/31/09)*
Expense Examples
Actual	$1,000.00	$1,210.43	$4.85
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.82	$4.43

*	Expenses are equal to the annualized expense ratio of .87%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2009, and are based on the total value of investments.

92

Cumulative Performance Information
VALUE FUND

Comparison of change in value of $10,000 investment in the First Investors Life Series Value
Fund and the Standard & Poor’s 500 Index.

The graph compares a $10,000 investment in the First Investors Life Series Value Fund beginning 12/31/99 with a theoretical investment in the Standard & Poor’s 500 Index (the “Index”). The Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in this Index. In addition, the Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. For purposes of the graph and the accompanying table it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended 12/31/09. During certain of the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Average Annual Total Return for Ten Years would have been .07%.

The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Standard & Poor’s 500 Index figures are from Standard & Poor’s and all other figures are from First Investors Management Company, Inc.

93

Portfolio of Investments
VALUE FUND
December 31, 2009

Shares		Security	Value

		COMMON STOCKS—96.0%
		Consumer Discretionary—11.9%
5,600		Best Buy ompany, Inc.	$ 220,976
7,400		Bob Evans Farms, Inc.	214,230
8,700	*	Carnival Corporation	275,703
15,500		Cinemark Holdings, Inc.	222,735
17,200		Comcast Corporation – Special Shares “A”	275,372
19,500		Family Dollar Stores, Inc.	542,685
6,400		Fortune Brands, Inc.	276,480
12,800		Genuine Parts Company	485,888
18,900		H&R Block, Inc.	427,518
16,600		Home Depot, Inc.	480,238
6,100		J.C. Penney Company, Inc.	162,321
19,600		Lowe’s Companies, Inc.	458,444
9,900		McDonald’s Corporation	618,156
14,400		Newell Rubbermaid, Inc.	216,144
7,100		Omnicom Group, Inc.	277,965
20,700		Pearson PLC (ADR)	297,252
25,600	*	Ruby Tuesday, Inc.	184,320
17,100		Staples, Inc.	420,489
8,100		Tiffany & Company	348,300
13,166		Time Warner, Inc.	383,657
25,800		Walt Disney Company	832,050
8,580		Wyndham Worldwide Corporation	173,059

			7,793,982

		Consumer Staples—17.1%
14,300		Avon Products, Inc.	450,450
3,300		Clorox Company	201,300
18,100		Coca-Cola Company	1,031,700
13,400		ConAgra Foods, Inc.	308,870
9,200		Costco Wholesale Corporation	544,364
10,900		CVS/Caremark Corporation	351,089
10,200		Diageo PLC (ADR)	707,982
12,100		H.J. Heinz Company	517,396
9,600		Hershey Company	343,584
13,100		Kimberly-Clark Corporation	834,601
33,300		Kraft Foods, Inc. – Class “A”	905,094
10,700		Kroger Company	219,671
11,000		McCormick & Company, Inc.	397,430
7,500		PepsiAmericas, Inc.	219,450
10,600		PepsiCo, Inc.	644,480

94

Shares	Security	Value

	Consumer Staples (continued)
16,000	Philip Morris International, Inc.	$ 771,040
5,400	Procter & Gamble Company	327,402
8,900	Ruddick Corporation	228,997
8,900	Safeway, Inc.	189,481
37,500	Sara Lee Corporation	456,750
15,100	Walgreen Company	554,472
20,000	Wal-Mart Stores, Inc.	1,069,000

		11,274,603

	Energy—9.0%
8,300	Anadarko Petroleum Corporation	518,086
10,500	BP PLC (ADR)	608,685
11,712	Chevron Corporation	901,707
13,500	ConocoPhillips	689,445
6,100	Diamond Offshore Drilling, Inc.	600,362
6,900	ExxonMobil Corporation	470,511
4,900	Hess Corporation	296,450
21,400	Marathon Oil Corporation	668,108
11,000	Royal Dutch Shell PLC – Class “A” (ADR)	661,210
10,800	Tidewater, Inc.	517,860

		5,932,424

	Financials—15.0%
6,700	ACE, Ltd.	337,680
8,300	Allstate Corporation	249,332
7,000	Ameriprise Financial, Inc.	271,740
9,700	Aon Corporation	371,898
7,300	Aspen Insurance Holdings, Ltd.	185,785
34,800	Bank Mutual Corporation	240,816
26,306	Bank of America Corporation	396,168
17,973	Bank of New York Mellon Corporation	502,705
8,179	Brookfield Asset Management, Inc. – Class “A”	181,410
5,594	Capital One Financial Corporation	214,474
9,622	Chubb Corporation	473,210
12,622	Cincinnati Financial Corporation	331,201
19,000	Citigroup, Inc.	62,890
9,000	Comerica, Inc.	266,130
7,100	EMC Insurance Group, Inc.	152,721
8,600	Erie Indemnity Company – Class “A”	335,572
12,300	Financial Select Sector SPDR Fund (ETF)	176,997
17,100	First Potomac Realty Trust (REIT)	214,947

95

Portfolio of Investments (continued)
VALUE FUND
December 31, 2009

Shares		Security	Value

		Financials (continued)
20,700		Hudson City Bancorp, Inc.	$ 284,211
13,400		Invesco, Ltd.	314,766
46,800		Investors Real Estate Trust (REIT)	421,200
19,800		JPMorgan Chase & Company	825,066
10,900		Morgan Stanley	322,640
26,900		NewAlliance Bancshares, Inc.	323,069
28,700		People’s United Financial, Inc.	479,290
9,500		Plum Creek Timber Company, Inc. (REIT)	358,720
8,400		PNC Financial Services Group, Inc.	443,436
9,700		Protective Life Corporation	160,535
3,500		SunTrust Banks, Inc.	71,015
7,400		Waddell & Reed Financial, Inc. – Class “A”	225,996
17,300		Wells Fargo & Company	466,927
22,600		Westfield Financial, Inc.	186,450

			9,848,997

		Health Care—8.7%
20,200		Abbott Laboratories	1,090,598
6,600		Becton, Dickinson & Company	520,476
7,525		Covidien PLC	360,372
12,100		GlaxoSmithKline PLC (ADR)	511,225
19,700		Johnson & Johnson	1,268,877
10,100		Medtronic, Inc.	444,198
7,670		Merck & Company. Inc.	280,262
10,900		Novartis AG (ADR)	593,287
37,300		Pfizer, Inc.	678,487

			5,747,782

		Industrials—11.1%
8,000		3M Company	661,360
4,200		ABM Industries, Inc.	86,772
3,000		Alexander & Baldwin, Inc.	102,690
6,400	*	Armstrong World Industries, Inc.	249,152
9,600		Avery Dennison Corporation	350,304
14,200		Dover Corporation	590,862
6,600		Emerson Electric Company	281,160
6,800		Equifax, Inc.	210,052
8,700		General Dynamics Corporation	593,079
30,200		General Electric Company	456,926
15,000		Honeywell International, Inc.	588,000
5,100		Hubbell, Inc. – Class “B”	241,230
11,100		Illinois Tool Works, Inc.	532,689

96

Shares		Security	Value

		Industrials (continued)
8,200		ITT Corporation	$ 407,868
8,170		Lawson Products, Inc.	144,201
2,300		Lockheed Martin Corporation	173,305
3,100		Norfolk Southern Corporation	162,502
10,800		Pitney Bowes, Inc.	245,808
9,300		Textainer Group Holdings, Ltd.	157,170
7,825		Tyco International, Ltd.	279,196
10,000		United Parcel Service, Inc. – Class “B”	573,700
6,000		Waste Management, Inc.	202,860

			7,290,886

		Information Technology—8.9%
16,300		Automatic Data Processing, Inc.	697,966
21,300		AVX Corporation	269,871
10,900		Bel Fuse, Inc. – Class “B”	234,241
11,100	*	Electronic Arts, Inc.	197,025
17,500		Hewlett-Packard Company	901,425
11,700		Intel Corporation	238,680
2,900		International Business Machines Corporation	379,610
6,300		Intersil Corporation – Class “A”	96,642
27,600		Methode Electronics, Inc.	239,568
30,100		Microsoft Corporation	917,749
16,950		Molex, Inc.	365,273
14,000		National Semiconductor Corporation	215,040
26,600		Nokia Corporation – Class “A” (ADR)	341,810
10,500		Texas Instruments, Inc.	273,630
10,125		Tyco Electronics, Ltd.	248,569
8,200		Xilinx, Inc.	205,492

			5,822,591

		Materials—5.8%
4,100		Air Products & Chemicals, Inc.	332,346
14,800		Alcoa, Inc.	238,576
18,200		Bemis Company, Inc.	539,630
5,200		Compass Minerals International, Inc.	349,388
21,500		Dow Chemical Company	594,045
22,400		DuPont (E.I.) de Nemours & Company	754,208
15,700		Glatfelter	190,755
5,900		PPG Industries, Inc.	345,386
17,000		Sonoco Products Company	497,250

			3,841,584

97

Portfolio of Investments (continued)
VALUE FUND
December 31, 2009

Shares or
Principal
Amount		Security	Value

		Telecommunication Services—3.5%
35,210		AT&T, Inc.	$ 986,936
5,780		CenturyTel, Inc.	209,294
4,700		Telephone & Data Systems, Inc.	159,424
6,600		Telephone & Data Systems, Inc. – Special Shares	199,320
22,718		Verizon Communications, Inc.	752,647

			2,307,621

		Utilities—5.0%
10,100		American Electric Power Company, Inc.	351,379
4,450		American States Water Company	157,574
12,900		Duke Energy Corporation	222,009
6,800		FPL Group, Inc.	359,176
14,400		MDU Resources Group, Inc.	339,840
25,600		NiSource, Inc.	393,728
7,600		ONEOK, Inc.	338,732
14,000		Portland General Electric Company	285,740
11,300		Southwest Gas Corporation	322,389
12,300		Vectren Corporation	303,564
4,400		Wisconsin Energy Corporation	219,252

			3,293,383

Total Value of Common Stocks (cost $57,216,085)			63,153,853

		PREFERRED STOCKS—.7%
		Telecommunication Services—.4%
10,200		AT&T, Inc., 6.375%, 2056	272,238

		Utilities—.3%
7,400		Entergy Louisiana, LLC., 7.6%, 2032	190,476

Total Value of Preferred Stocks (cost $440,102)			462,714

		SHORT-TERM INVESTMENTS—3.3%
		Money Market Fund
$2,200	M	First Investors Cash Reserve Fund, .24% (cost $2,200,000)	2,200,000

Total Value of Investments (cost $59,856,187)		100.0%	65,816,567
Other Assets, Less Liabilities		—	820

Net Assets		100.0%	$65,817,387

98

*	Non-income producing

**	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at December 31, 2009 (see Note 3).

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of December 31, 2009:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$63,153,853	$—	$—	$63,153,853
Preferred Stocks	462,714	—	—	462,714
Money Market Fund	2,200,000	—	—	2,200,000
Total Investments
in Securities*	$65,816,567	$—	$—	$65,816,567

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

See notes to financial statements	99

Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUNDS
December 31, 2009

		CASH		GROWTH &
	BLUE CHIP	MANAGEMENT	DISCOVERY	GOVERNMENT	INCOME	HIGH YIELD
Assets
Investments in securities:
Cost — Unaffiliated issuers	$91,762,255	$10,786,977	$99,796,577	$25,128,485	$188,442,374	$62,790,704
Cost — Affiliated money market fund (Note 3)	1,785,000	—	7,920,000	—	775,000	790,000

Total cost of investments	$93,547,255	$10,786,977	$$107,716,577	$25,128,485	$189,217,374	$63,580,704

Value — Unaffiliated issuers (Note 1A)	$119,048,420	$10,786,977	$117,104,640	$25,613,589	$186,332,486	$62,982,533
Value — Affiliated money market fund (Note 3)	1,785,000	—	7,920,000	—	775,000	790,000

Total value of investments	120,833,420	10,786,977	125,024,640	25,613,589	187,107,486	63,772,533
Cash	47,390	161,891	42,591	328,062	31,835	121,184
Receivables:
Investment securities sold	1,738,016	—	1,936,755	—	595,102	1,075,055
Interest and dividends	193,255	27,855	206,667	113,661	231,819	1,291,125
Trust shares sold	11,751	29	21,614	4,682	20,262	5,510
Other assets	18,010	1,789	18,537	3,369	27,263	9,636

Total Assets	122,841,842	10,978,541	127,250,804	26,063,363	188,013,767	66,275,043

Liabilities
Payables:
Investment securities purchased	1,750,126	—	401,168	—	229,464	265,831
Trust shares redeemed	132,691	60,355	117,907	32,791	242,994	33,781
Accrued advisory fees	77,068	2,528	78,890	13,313	118,537	41,691
Accrued expenses	19,477	4,528	19,844	8,769	22,655	16,623

Total Liabilities	1,979,362	67,411	617,809	54,873	613,650	357,926

Net Assets	$120,862,480	$10,911,130	$126,632,995	$26,008,490	$187,400,117	$65,917,117

Net Assets Consist of:
Capital paid in	$124,697,022	$10,911,130	$122,024,368	$25,180,372	$206,824,399	$96,036,637
Undistributed net investment income	1,905,206	—	1,116,653	1,061,598	2,050,736	5,130,041
Accumulated net realized loss on investments	(33,025,913)	—	(13,816,089)	(718,584)	(19,365,130)	(35,441,390)
Net unrealized appreciation (depreciation)
of investments	27,286,165	—	17,308,063	485,104	(2,109,888)	191,829

Total	$120,862,480	$10,911,130	$126,632,995	$26,008,490	$187,400,117	$65,917,117

Shares of beneficial interest outstanding (Note 2)	6,257,658	10,911,130	5,060,595	2,526,469	7,588,629	10,556,023

Net asset value, offering and redemption price per share —
(Net assets divided by shares outstanding)	$19.31	$1.00	$25.02	$10.29	$24.69	$6.24

100	See notes to financial statements	101

Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUNDS
December 31, 2009

		INVESTMENT		SELECT	TARGET	TARGET
	INTERNATIONAL	GRADE	GROWTH		MATURITY 2010	MATURITY 2015		VALUE
Assets
Investments in securities:
Cost — Unaffiliated issuers	$82,264,238	$35,777,048	$	$ 8,892,738	$10,847,836	$24,567,851		$57,656,187
Cost — Affiliated money market fund (Note 3)	1,005,000	125,000		—	—	—		2,200,000

Total cost of investments	$83,269,238	$35,902,048		$8,892,738	$10,847,836	$24,567,851		$59,856,187

Value — Unaffiliated issuers (Note 1A)	$100,133,242	$38,280,639		$10,176,770	$11,331,419	$27,547,077		$63,616,567
Value — Affiliated money market fund (Note 3)	1,005,000	125,000		—	—	—		2,200,000

Total value of investments	101,138,242	38,405,639		10,176,770	11,331,419	27,547,077		65,816,567

Cash	68,067	42,780		256,201	36,272	—		34,541
Receivables:
Investment securities sold	29,191	—		766,582	—	—		—
Interest and dividends	219,707	577,951		7,702	—	—		149,438
Trust shares sold	19,453	30,481		16,902	—	352		27,349
Unrealized appreciation of foreign exchange contracts
(Note 6)	162,844	—		—	—	—		—
Other assets	14,083	5,076		1,461	1,874	3,910		9,758

Total Assets	101,651,587	39,061,927		11,225,618	11,369,565	27,551,339		66,037,653

Liabilities
Cash overdraft	—	—		—	—	6,517		—
Payables:
Investment securities purchased	—	—		761,878	—	—		43,182
Trust shares redeemed	117,746	25,940		4,930	24,754	27,293		123,812
Unrealized depreciation of foreign exchange contracts
(Note 6)	606,187	—		—	—	—		—
Accrued advisory fees	63,771	19,872		6,550	5,800	14,308		41,900
Accrued expenses	28,991	9,253		8,943	4,956	11,749		11,372

Total Liabilities	816,695	55,065		782,301	35,510	59,867		220,266

Net Assets	$100,834,892	$39,006,862		$10,443,317	$11,334,055	$27,491,472		$65,817,387

Net Assets Consist of:
Capital paid in	$116,242,873	$40,427,237	$	$ 13,981,515	$10,024,319	$23,293,187		$67,446,266
Undistributed net investment income	443,345	1,861,730		20,078	634,283	1,102,346		1,385,122
Accumulated net realized gain (loss) on investments
and foreign security transactions	(33,286,008)	(5,785,696)		(4,842,308)	191,870	116,713		(8,974,381)
Net unrealized appreciation in value of investments
and foreign security transactions	17,434,682	2,503,591		1,284,032	483,583	2,979,226		5,960,380

Total	$100,834,892	$39,006,862		$10,443,317	$11,334,055	$27,491,472		$65,817,387

Shares of beneficial interest outstanding (Note 2)	6,848,007	3,770,285		1,568,111	849,270	1,779,366		4,891,298

Net asset value, offering and redemption price per share —
(Net assets divided by shares outstanding)	$14.72	$10.35		$6.66	$13.35	$15.45	$	$ 13.46

102	See notes to financial statements	103

Statements of Operations
FIRST INVESTORS LIFE SERIES FUNDS
Year Ended December 31, 2009

		CASH		GROWTH &
	BLUE CHIP	MANAGEMENT	DISCOVERY	GOVERNMENT	INCOME	HIGH YIELD
Investment Income
Income:
Interest	$—	$91,633	$—	$1,174,405	$—	$5,351,505
Dividends	2,797,066 (a)	—	1,995,634	—	3,390,881 (b)	278,904
Dividends from affiliate (Note 3)	8,455	—	31,100	—	7,053	18,298
Securities lending income	—	—	—	—	—	5,458

Total income	2,805,521	91,633	2,026,734	1,174,405	3,397,934	5,654,165

Expenses (Notes 1 and 4):
Advisory fees	801,702	92,760	813,688	188,595	1,209,010	443,307
Professional fees	32,785	10,930	30,887	18,037	47,935	23,854
Custodian fees and expenses	12,145	6,035	14,939	12,050	17,223	15,244
Reports and notices to shareholders	15,732	3,425	15,611	5,092	22,423	15,285
Registration fees	171	171	171	171	171	201
Trustees’ fees	6,430	793	6,427	1,541	9,588	3,519
Other expenses	32,165	7,262	29,188	13,433	42,099	29,262

Total expenses	901,130	121,376	910,911	238,919	1,348,449	530,672
Less: Expenses waived	—	(51,933)	—	(37,719)	—	—
Expenses paid indirectly	(855)	(246)	(878)	(364)	(1,274)	(319)

Net expenses	900,275	69,197	910,033	200,836	1,347,175	530,353

Net investment income	1,905,246	22,436	1,116,701	973,569	2,050,759	5,123,812

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(2,361,710)	—	(5,321,507)	101,854	(5,537,942)	(15,346,412)

Net unrealized appreciation (depreciation) of investments	22,108,095	—	34,294,546	(26,625)	45,001,548	27,920,827

Net gain on investments	19,746,385	—	28,973,039	75,229	39,463,606	12,574,415
Net Increase in Net Assets Resulting
from Operations	$21,651,631	$22,436	$30,089,740	$1,048,798	$41,514,365	$ 17,698,227

(a) Net of $11,296 foreign taxes withheld
(b) Net of $19,806 foreign taxes withheld

104	See notes to financial statements	105

Statements of Operations
FIRST INVESTORS LIFE SERIES FUNDS
Year Ended December 31, 2009

		INVESTMENT	SELECT	TARGET	TARGET
	INTERNATIONAL	GRADE	GROWTH	MATURITY 2010	MATURITY 2015	VALUE
Investment Income
Income:
Interest	$285	$2,130,239	$—	$732,552	$1,301,042	$—
Dividends	2,877,249 (c)	23,596	110,262	—	—	1,883,696 (d)
Dividends from affiliate (Note 3)	7,328	3,517	—	—	—	9,159

Total income	2,884,862	2,157,352	110,262	732,552	1,301,042	1,892,855

Expenses (Notes 1 and 4):
Advisory fees	651,854	263,457	67,983	92,707	211,428	434,016
Professional fees	46,361	21,324	12,163	10,812	11,785	23,629
Custodian fees and expenses	129,602	9,541	1,200	2,426	1,783	11,191
Reports and notices to shareholders	12,880	6,832	2,694	3,183	5,310	9,640
Registration fees	171	171	184	171	186	1,386
Trustees’ fees	5,170	2,104	542	791	1,759	3,483
Other expenses	36,131	15,436	5,690	6,790	9,155	24,851

Total expenses	882,169	318,865	90,456	116,880	241,406	508,196
Less: Expenses waived	—	(52,692)	—	(18,541)	(42,286)	—
Expenses paid indirectly	(677)	(191)	(272)	(80)	(426)	(472)

Net expenses	881,492	265,982	90,184	98,259	198,694	507,724

Net investment income	2,003,370	1,891,370	20,078	634,293	1,102,348	1,385,131

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions
Net realized gain (loss) on:
Investments	(9,082,766)	(877,842)	(1,502,531)	191,900	130,512	(1,131,593)
Foreign currency transactions	1,778,633	—	—	—	—	—

Net realized gain (loss) on investments and foreign
currency transactions	(7,304,133)	(877,842)	(1,502,531)	191,900	130,512	(1,131,593)
Net unrealized appreciation (depreciation) of:
Investments	29,021,377	5,596,709	2,428,097	(871,996)	(1,880,168)	11,166,645
Foreign currency transactions	(4,575,708)	—	—	—	—	—

Net unrealized appreciation (depreciation) on investments
and foreign currency transactions	24,445,669	5,596,709	2,428,097	(871,996)	(1,880,168)	11,166,645
Net gain (loss) on investments and foreign
currency transactions	17,141,536	4,718,867	925,566	(680,096)	(1,749,656)	10,035,052

Net Increase (Decrease) in Net Assets Resulting
from Operations	$19,144,906	$6,610,237	$945,644	$(45,803)	$(647,308)	$11,420,183

(c) Net of $278,637 foreign taxes withheld
(d) Net of $11,421 foreign taxes withheld

106	See notes to financial statements	107

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

	BLUE CHIP		CASH MANAGEMENT		DISCOVERY		GOVERNMENT
Year Ended December 31	2009	2008	2009	2008	2009	2008	2009	2008
Increase (Decrease) in Net Assets From Operations
Net investment income	$1,905,246	$2,356,298	$22,436	$283,747	$1,116,701	$1,370,289	$973,569	$1,023,563
Net realized gain (loss) on investments	(2,361,710)	(2,989,594)	—	—	(5,321,507)	(8,462,366)	101,854	115,259
Net unrealized appreciation (depreciation)
of investments	22,108,095	(51,875,344)	—	—	34,294,546	(44,385,365)	(26,625)	389,109
Net increase (decrease) in net assets resulting
from operations	21,651,631	(52,508,640)	22,436	283,747	30,089,740	(51,477,442)	1,048,798	1,527,931

Distributions to Shareholders
Net investment income	(2,356,098)	(2,189,370)	(22,436)	(283,747)	(1,370,258)	(587,286)	(1,023,566)	(941,789)
Net realized gains	—	—	—	—	—	(7,438,838)	—	—

Total distributions	(2,356,098)	(2,189,370)	(22,436)	(283,747)	(1,370,258)	(8,026,124)	(1,023,566)	(941,789)

Trust Share Transactions *
Proceeds from shares sold	1,865,951	2,162,822	5,080,479	8,753,615	2,504,467	2,842,291	4,712,816	4,621,393
Reinvestment of distributions	2,356,098	2,189,370	22,436	283,747	1,370,258	8,026,124	1,023,566	941,789
Cost of shares redeemed	(9,577,854)	(15,396,641)	(7,264,830)	(11,032,879)	(6,743,609)	(11,607,742)	(3,845,012)	(3,040,592)

Net increase (decrease) from trust share transactions	(5,355,805)	(11,044,449)	(2,161,915)	(1,995,517)	(2,868,884)	(739,327)	1,891,370	2,522,590

Net increase (decrease) in net assets	13,939,728	(65,742,459)	(2,161,915)	(1,995,517)	25,850,598	(60,242,893)	1,916,602	3,108,732

Net Assets
Beginning of year	106,922,752	172,665,211	13,073,045	15,068,562	100,782,397	161,025,290	24,091,888	20,983,156

End of year †	$120,862,480	$106,922,752	$10,911,130	$13,073,045	$126,632,995	$100,782,397	$26,008,490	$24,091,888

†Includes undistributed net investment income of	$1,905,206	$2,356,058	$—	$—	$1,116,653	$1,370,209	$1,061,598	$1,023,541

*Trust Shares Issued and Redeemed
Sold	112,620	106,419	5,080,479	8,753,616	119,657	114,417	462,455	464,759
Issued for distributions reinvested	180,130	99,472	22,436	283,747	82,446	298,480	103,286	95,613
Redeemed	(584,862)	(741,807)	(7,264,830)	(11,032,879)	(325,713)	(457,195)	(377,562)	(304,780)

Net increase (decrease) in trust shares outstanding	(292,112)	(535,916)	(2,161,915)	(1,995,516)	(123,610)	(44,298)	188,179	255,592

108	See notes to financial statements	109

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

	GROWTH & INCOME		HIGH YIELD		INTERNATIONAL		INVESTMENT GRADE
Year Ended December 31	2009	2008	2009	2008	2009	2008	2009	2008
Increase (Decrease) in Net Assets From Operations
Net investment income	$2,050,759	$3,091,206	$5,123,812	$5,734,263	$2,003,370	$1,693,241	$1,891,370	$1,966,429
Net realized loss on investments and foreign
currency transactions	(5,537,942)	(13,747,844)	(15,346,412)	(3,663,814)	(7,304,133)	(25,999,225)	(877,842)	(3,042,615)
Net unrealized appreciation (depreciation) of investments
and foreign currency transactions	45,001,548	(76,017,353)	27,920,827	(20,958,356)	24,445,669	(39,116,074)	5,596,709	(3,431,412)

Net increase (decrease) in net assets resulting
from operations	41,514,365	(86,673,991)	17,698,227	(18,887,907)	19,144,906	(63,422,058)	6,610,237	(4,507,598)

Distributions to Shareholders
Net investment income	(3,091,098)	(3,140,040)	(5,799,581)	(5,998,094)	(3,944,011)	(241,951)	(2,115,858)	(2,055,553)
Net realized gains	—	(17,037,484)	—	—	—	(16,470,165)	—	—

Total distributions	(3,091,098)	(20,177,524)	(5,799,581)	(5,998,094)	(3,944,011)	(16,712,116)	(2,115,858)	(2,055,553)

Trust Share Transactions *
Proceeds from shares sold	4,027,522	4,178,289	1,489,381	1,518,054	2,192,746	3,642,018	3,427,054	3,176,818
Reinvestment of distributions	3,091,098	20,177,524	5,799,581	5,998,094	3,944,011	16,712,116	2,115,858	2,055,553
Cost of shares redeemed	(12,837,841)	(20,441,409)	(5,740,721)	(8,699,633)	(5,878,792)	(9,277,881)	(3,473,767)	(5,513,700)

Net increase (decrease) from trust share transactions	(5,719,221)	3,914,404	1,548,241	(1,183,485)	257,965	11,076,253	2,069,145	(281,329)

Net increase (decrease) in net assets	32,704,046	(102,937,111)	13,446,887	(26,069,486)	15,458,860	(69,057,921)	6,563,524	(6,844,480)

Net Assets
Beginning of year	154,696,071	257,633,182	52,470,230	78,539,716	85,376,032	154,433,953	32,443,338	39,287,818

End of year †	$187,400,117	$154,696,071	$65,917,117	$52,470,230	$100,834,892	$85,376,032	$39,006,862	$32,443,338

†Includes undistributed net investment income of	$2,050,736	$3,091,075	$5,130,041	$5,620,377	$443,345	$—	$1,861,730	$1,439,193

*Trust Shares Issued and Redeemed
Sold	195,145	164,826	266,340	233,054	177,230	198,584	354,193	309,941
Issued for distributions reinvested	192,113	721,657	1,236,585	882,073	385,534	847,900	246,603	194,103
Redeemed	(627,686)	(773,979)	(1,050,640)	(1,332,303)	(476,405)	(536,174)	(372,595)	(558,169)

Net increase (decrease) in trust shares outstanding	(240,428)	112,504	452,285	(217,176)	86,359	510,310	228,201	(54,125)

110	See notes to financial statements	111

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

	SELECT GROWTH		TARGET MATURITY 2010		TARGET MATURITY 2015		VALUE
Year Ended December 31	2009	2008	2009	2008	2009	2008	2009	2008
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$20,078	$(5,884)	$634,293	$726,847	$1,102,348	$1,124,339	$1,385,131	$1,816,524
Net realized gain (loss) on investments	(1,502,531)	(3,333,193)	191,900	171,080	130,512	115,629	(1,131,593)	(3,102,059)
Net unrealized appreciation (depreciation)
of investments	2,428,097	(2,492,301)	(871,996)	132,578	(1,880,168)	2,573,680	11,166,645	(24,030,552)
Net increase (decrease) in net assets resulting
from operations	945,644	(5,831,378)	(45,803)	1,030,505	(647,308)	3,813,648	11,420,183	(25,316,087)
Distributions to Shareholders
Net investment income	—	(18,122)	(726,857)	(761,937)	(1,124,305)	(1,064,287)	(1,816,526)	(1,535,490)
Net realized gains	—	(113,779)	(170,975)	(16,448)	(41,204)	—	—	—

Total distributions	—	(131,901)	(897,832)	(778,385)	(1,165,509)	(1,064,287)	(1,816,526)	(1,535,490)

Trust Share Transactions*
Proceeds from shares sold	1,434,316	2,703,339	154,630	622,532	1,825,953	2,791,995	2,148,935	2,989,496
Reinvestment of distributions	—	131,901	897,832	778,385	1,165,509	1,064,287	1,816,526	1,535,490
Cost of shares redeemed	(582,223)	(965,527)	(2,619,801)	(2,654,972)	(3,140,881)	(4,322,752)	(6,191,798)	(10,491,931)

Net increase (decrease) from trust share transactions	852,093	1,869,713	(1,567,339)	(1,254,055)	(149,419)	(466,470)	(2,226,337)	(5,966,945)

Net increase (decrease) in net assets	1,797,737	(4,093,566)	(2,510,974)	(1,001,935)	(1,962,236)	2,282,891	7,377,320	(32,818,522)

Net Assets
Beginning of year	8,645,580	12,739,146	13,845,029	14,846,964	29,453,708	27,170,817	58,440,067	91,258,589

End of year †	$10,443,317	$8,645,580	$11,334,055	$13,845,029	$27,491,472	$29,453,708	$65,817,387	$58,440,067

†Includes undistributed net investment income of	$20,078	$—	$634,283	$726,847	$1,102,346	$1,124,303	$1,385,122	$1,816,517

*Trust Shares Issued and Redeemed
Sold	238,990	317,189	11,177	44,172	117,618	183,481	185,337	209,076
Issued for distributions reinvested	—	14,463	67,659	55,999	76,982	70,623	201,612	101,352
Redeemed	(98,476)	(120,246)	(194,217)	(189,485)	(202,507)	(285,020)	(547,576)	(723,109)

Net increase (decrease) in trust shares outstanding	140,514	211,406	(115,381)	(89,314)	(7,907)	(30,916)	(160,627)	(412,681)

112	See notes to financial statements	113

Notes to Financial Statements
FIRST INVESTORS LIFE SERIES FUNDS
December 31, 2009

1. Significant Accounting Policies—First Investors Life Series Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (“the 1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Blue Chip Fund, Cash Management Fund, Discovery Fund, Government Fund, Growth & Income Fund, High Yield Fund, International Fund, Investment Grade Fund, Select Growth Fund, Target Maturity 2010 Fund, Target Maturity 2015 Fund and Value Fund (each a “Fund”, collectively, “the Funds”), and accounts separately for the assets, liabilities and operations of each Fund. The objective of each Fund is as follows:

Blue Chip Fund seeks high total investment return.

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Discovery Fund seeks long-term growth of capital.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Growth & Income Fund seeks long-term growth of capital and current income.

High Yield Fund seeks high current income.

International Fund primarily seeks long-term capital growth.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Select Growth Fund seeks long-term growth of capital.

Target Maturity 2010 and Target Maturity 2015 Funds seek a predictable compounded investment return for investors who hold their Fund shares until the Fund’s maturity, consistent with the preservation of capital.

Value Fund seeks total return.

A. Security Valuation—Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter (“OTC”) market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by pricing services approved by the Trust’s Board of Trustees (“the Board”). The pricing services consider security type, rating, market condition and yield

114

data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. At December 31, 2009, the High Yield Fund held nine securities that were fair valued by the Valuation Committee with an aggregate value of $24,913 representing .0% of the Fund’s net assets. At December 31, 2009, fair value pricing was used for certain foreign securities in the International Fund portfolio.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), formerly known as Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements, investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition, effective June 15, 2009, the Funds adopted FASB Staff position (“FSP) No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are

115

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
December 31, 2009

Not Orderly” (“FSP No. 157-4”). FSP No. 157-4 emphasizes that the objective of fair value measurement described in ASC 820 remains unchanged and provides additional guidance for estimating fair value in accordance with ASC 820 when the volume and level of activity for the asset or liability have significantly decreased, as well as identifying circumstances that indicate that transactions are not orderly. FSP No. 157-4 identifies factors to be considered when determining whether or not a market is inactive and indicates that if a market is determined to be inactive and/or current market prices are reflective of “distressed sales”, significant management judgment may be necessary to estimate fair value in accordance with ASC 820.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of December 31, 2009, for each Fund’s investments is included at the end of each Fund’s portfolio of investments.

In January 2010, FASB released Accounting Standards Update (“ASU”) No. 2010-06, Improving Disclosures about Fair Value Measurements. Among the new disclosures and clarifications of existing disclosures the ASU requires the Funds to disclose separately the amounts of significant transfers in and out of Level 1 and 2 fair value measurements and to describe the reasons for the transfers. Significance shall be judged with respect to total earnings and total assets or total liabilities. The ASU requires the Level 3 roll forward reconciliation of beginning and ending balances to be prepared on a gross basis, in particular separately presenting information about purchases, sales, issuances, and settlements. The ASU also requires disclosure of the reasons for significant transfers in and out of Level 3. The ASU is effective for interim and annual periods beginning after December 15, 2009, except for the Level 3 gross basis roll forward reconciliation which is effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact on the Funds’ financial statements disclosures is being assessed.

B. Federal Income Tax—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment

116

companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers), to relieve each Fund from all, or substantially all, federal income taxes.

At December 31, 2009, capital loss carryovers were as follows:

	Year Capital Loss Carryovers Expire
Fund	Total	2010	2011	2012	2013	2014	2015	2016	2017
Blue Chip	$30,623,773	$20,477,223	$ 4,132,026	$ —	$ —	$ —	$ —	$ 3,493,173	$ 2,521,351
Discovery	13,113,881	—	—	—	—	—	—	8,457,613	4,656,268
Government	718,584	—	258,746	51,149	193,688	177,059	37,942	—	—
Growth & Income	19,219,123	—	—	—	—	—	—	13,700,802	5,518,321
High Yield*	33,209,401	5,474,584	4,736,272	790,779	632,307	1,944,836	433,726	3,694,844	15,502,053
International	32,014,110	—	—	—	—	—	—	23,624,881	8,389,229
Investment Grade	5,785,696	17,173	517,182	—	108,453	531,982	43,898	3,421,907	1,145,101
Select Growth	4,842,308	—	—	—	—	—	—	3,339,778	1,502,530
Value	8,967,158	3,581,578	1,198,371	—	—	—	—	3,055,616	1,131,593

*	For High Yield Fund, $1,253,233 of the $5,474,584 capital loss carryover expiring in 2010 was acquired on
August 10, 2007 in the tax free reorganization with Special Bond Fund that was approved by the Life Series
Funds’ Board of Trustees. Due to the reorganization the Fund will have available for utilization $2,231,989 capital loss carryovers that will become available at $601,552 per year for taxable years 2010 through 2012 and $427,333 for taxable year 2013. These capital loss carryovers will expire as follows: $1,575,155 in 2010;
$881,182 in 2011; $212,617 in 2012; $153,634 in 2013; $662,634 in 2014.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2006–2008, or expected to be taken in the Funds’ 2009 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State, New York City and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Foreign Currency Translations—The accounting records of the International Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the prevailing rates of exchange on the respective dates of such transactions. The International Fund does not isolate that portion of gains and

117

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
December 31, 2009

losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

D. Distributions to Shareholders—Distributions to shareholders from net investment income and net realized capital gains are generally declared and paid annually on all Funds, except for the Cash Management Fund which declares dividends from the total of net investment income (plus or minus all realized short-term gains and losses on investments) daily and pays monthly. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards and deferral of wash sales.

E. Expense Allocation—Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. Security Lending—High Yield Fund loaned securities to other investors through the Securities Lending Management Agreement (“the Agreement”) with Credit Suisse. Under the terms of the Agreement, the Fund was required to maintain collateral with a market value not less than 101% of the market value of loaned securities. Collateral was adjusted daily in connection with changes in market value of securities on loan. Collateral consisted of cash or securities issued or guaranteed by the U.S. government or its agencies. Cash collateral was invested in permissible instruments authorized by the Agreement. Interest earned on the collateral and premiums paid by the broker were recorded as income by the Fund net of fees and rebates charged by Credit Suisse for its services in connection with this securities lending program. The Fund was subject to all of the investment risks associated with the securities that were being loaned and the investments made with the cash collateral. The Fund was

118

also subject to the risks associated with a delay in recovering the loaned securities or an inability to recover the loaned securities in the event the collateral was not sufficient. As of December 31, 2009, the Fund had no securities on loan. The program was terminated prior to December 31, 2009.

H. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Cost is determined and gains and losses are based, on the identified cost basis for securities, for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond premiums and discounts are accreted or amortized using the interest method. Interest income on zero coupon bonds and step bonds is accrued daily at the effective interest rate. For the year ended December 31, 2009, The Bank of New York Mellon, custodian for the Cash Management, Government, High Yield, Investment Grade, Target Maturity 2010 and Target Maturity 2015 Funds, has provided credits in the amount of $656 against custodian charges based on the uninvested cash balances of the Funds. For the period January 1, 2009 through October 7, 2009, The Bank of New York Mellon, custodian for the Blue Chip, Discovery, Growth & Income, Select Growth and Value Funds, has provided credits in the amount of $296 against custodian charges based on the uninvested cash balances of the Funds. Effective October 8, 2009, Brown Brothers Harriman & Co. serves as custodian for the Blue Chip, Discovery, Growth & Income, Select Growth and Value Funds. Brown Brothers Harriman & Co. has served as custodian for the International Fund since inception. The Funds also reduced expenses through brokerage service arrangements. For the year ended December 31, 2009, the Funds’ expenses were reduced by $5,102 under these arrangements.

2. Trust Shares—The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Shares in the Funds are acquired through the purchase of variable annuity or variable life insurance contracts sold by First Investors Life Insurance Company.

3. Security Transactions—For the year ended December 31, 2009, purchases and sales (including pay-downs on Government Fund) of securities and long-term U.S. Government obligations (excluding short-term U.S. Government obligations, foreign currencies and short-term securities), were as follows:

119

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
December 31, 2009

			Long-Term U.S.
	Securities		Government Obligations
	Cost of	Proceeds	Cost of	Proceeds
Fund	Purchases	of Sales	Purchases	of Sales
Blue Chip	$16,216,193	$20,341,442	$ —	$ —
Discovery	68,006,395	71,128,569	—	—
Government	8,829,372	9,124,686	4,568,171	3,485,306
Growth & Income	39,647,939	43,902,739	—	—
High Yield	58,815,176	56,234,911	—	—
International	46,016,607	44,745,909	—	—
Investment Grade	29,646,884	23,272,713	100,000	3,723,013
Select Growth	9,819,097	9,049,818	—	—
Target Maturity 2010	—	—	—	2,574,603
Target Maturity 2015	—	—	—	1,434,699
Value	6,164,072	9,313,488	—	—

At December 31, 2009, aggregate cost and net unrealized appreciation (depreciation) of securities for federal income tax purposes were as follows:

				Net
		Gross	Gross	Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Blue Chip	$ 95,949,395	$31,554,630	$ 6,670,605	$24,884,025
Discovery	108,418,785	20,185,715	3,579,860	16,605,855
Government	25,128,485	562,073	76,969	485,104
Growth & Income	189,363,380	24,655,510	26,911,405	(2,255,895)
High Yield	63,618,861	3,642,305	3,488,633	153,672
International	84,541,135	17,296,601	699,494	16,597,107
Investment Grade	36,035,346	2,595,234	224,942	2,370,292
Select Growth	8,892,738	1,439,303	155,271	1,284,032
Target Maturity 2010	10,847,836	483,583	—	483,583
Target Maturity 2015	24,581,617	2,965,460	—	2,965,460
Value	59,863,410	12,355,318	6,402,161	5,953,157

Certain of the Funds may invest in First Investors Cash Reserve Fund, LLC (“Cash Reserve Fund”), an affiliated unregistered money market fund managed by First Investors Management Company, Inc. During the year ended December 31, 2009, purchases, sales and dividend income earned by the Funds that invested in the Cash Reserve Fund were as follows:

120

	Value at	Purchases	Sales	Value at	Dividend
Fund	12/31/08	Shares/Cost	Shares/Cost	12/31/09	Income
Blue Chip	$2,975,000	$10,300,000	$11,490,000	$1,785,000	$ 8,455
Discovery	9,765,000	44,965,000	46,810,000	7,920,000	31,100
Growth & Income	3,620,000	16,967,000	19,812,000	775,000	7,053
High Yield	3,470,000	28,198,000	30,878,000	790,000	18,298
International	2,995,000	24,795,000	26,785,000	1,005,000	7,328
Investment Grade	985,000	14,548,000	15,408,000	125,000	3,517
Value	1,480,000	6,183,000	5,463,000	2,200,000	9,159

4. Advisory Fee and Other Transactions With Affiliates—Certain officers and trustees of the Trust are officers and trustees of its investment adviser, First Investors Management Company, Inc. (“FIMCO”) and/or its transfer agent, Administrative Data Management Corp. Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act are remunerated by the Funds. For the year ended December 31, 2009, total trustee fees accrued by the Funds amounted to $42,147.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of each Fund’s average daily net assets, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion. For the year ended December 31, 2009, FIMCO has voluntarily waived 20% of the .75% annual fee on the first $250 million of average daily net assets of the Government, Investment Grade, Target Maturity 2010 and Target Maturity 2015 Funds. In addition, during the period January 1, 2009 to January 31, 2009, FIMCO has voluntarily waived $4,060 in advisory fees to limit the Cash Management Fund’s overall expense ratio to .70%. During the period February 1, 2009 to December 31, 2009, FIMCO has voluntarily waived $41,734 in advisory fees to limit the Cash Management Fund’s overall expense ratio to .60%. In addition, FIMCO has voluntarily waived $6,139 in advisory fees to prevent a negative yield on the Fund’s shares. For the year ended December 31, 2009, total advisory fees accrued to FIMCO were $5,270,507 of which $203,171 was waived as noted above.

Paradigm Capital Management, Inc. serves as investment subadviser to the Discovery Fund. Vontobel Asset Management, Inc. serves as investment subadviser to the International Fund. Smith Asset Management Group, L.P. serves as investment subadviser to Select Growth Fund. Effective April 24, 2009, Muzinich & Co., Inc. serves as investment subadviser to the High Yield Fund. The subadvisers are paid by FIMCO and not by the Funds.

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Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
December 31, 2009

5. Restricted Securities—Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2009, the Cash Management Fund held one 144A security with a value of $300,514 representing 2.8% of the Fund’s net assets, the Government Fund held one 144A security with a value of $754,401 representing 2.9% of the Fund’s net assets, the High Yield Fund held seventy-nine 144A securities with an aggregate value of $23,704,151 representing 36.0% of the Fund’s net assets, and the Investment Grade Fund held eighteen 144A securities with an aggregate value of $6,938,160 representing 17.8% of the Fund’s net assets. Unless otherwise noted, 144A securities are deemed to be liquid. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified investors. At December 31, 2009, the Cash Management Fund held eight Section 4(2) securities with an aggregate value of $3,524,463 representing 32.3% of the Fund’s net assets. These securities are valued as set forth in Note 1A.

6. Forward Currency Contracts—Forward currency contracts are obligations to purchase or sell a specific currency for an agreed-upon price at a future date. When the International Fund purchases or sells foreign securities the Fund may enter into a forward currency contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions. The Fund could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Forward currency contracts are “marked-to-market” daily at the applicable translation rate and the resulting unrealized gains or losses are reflected in the Fund’s assets.

The International Fund had one forward currency contract outstanding at December 31, 2009, which is included in Other Assets.

7. Foreign Exchange Contracts—The International Fund may enter into foreign exchange contracts for the purchase or sale of foreign currencies at negotiated rates at future dates. These contracts are considered derivative instruments and are used to decrease exposure to foreign exchange risk associated with foreign currency denominated securities held by the Fund. The Fund could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Foreign exchange contracts are “marked-to-market” daily at the applicable translation rate and the resulting unrealized gains and losses are reflected in the Fund’s assets.

122

The International Fund had the following foreign exchange contracts open at December 31, 2009:

Contracts to Buy				Unrealized
Foreign Currency		In Exchange for	Settlement Date	Gain (Loss)

1,576,000	Euro	US $2,347,799	3/29/10	US $(86,647)
1,884,000	Swiss Franc	1,855,426	3/29/10	(32,936)
3,729,000	Brazilian Real	2,115,133	4/5/10	24,037
2,120,000	Australian Dollar	1,879,263	4/6/10	27,366
		$8,197,621		$(68,180)

Contracts to Sell				Unrealized
Foreign Currency		In Exchange for	Settlement Date	Gain (Loss)

4,496,000	British Pound	US $ 7,179,332	3/29/10	US $ (81,063)
1,576,000	Euro	2,306,224	3/29/10	45,072
1,884,000	Swiss Franc	1,829,446	3/29/10	6,955
3,729,000	Brazilian Real	2,017,966	4/5/10	(121,203)
2,120,000	Australian Dollar	1,802,890	4/6/10	(103,739)
1,157,000	Australian Dollar	1,029,834	6/10/10	(10,718)
2,853,000	Euro	4,143,288	6/10/10	49,972
2,613,000	Swiss Franc	2,537,132	6/10/10	9,442
4,951,000	Brazilian Real	2,670,298	6/21/10	(169,881)
		$25,516,410		$(375,163)
Net Unrealized Loss on Foreign Exchange Contracts				$(443,343)

Fair Value of Derivative Instruments — The fair value of derivative instruments as of December 31, 2009, was as follows:

	Assets Derivatives		Liability Derivatives

Derivatives not accounted	Statements of		Statements of
for as hedging instruments	Assets and		Assets and
under ASC 815*	Liabilities Location	Value	Liabilities Location	Value
Foreign exchange contracts:	Unrealized		Unrealized
	appreciation of		depreciation of
	foreign exchange		foreign exchange
	contracts	$162,844	contracts	$606,187

123

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
December 31, 2009

The effect of derivative instruments on the Statement of Operations are as follows:

Amount of Realized Gain or Loss Recognized on Derivatives
Derivatives not accounted	Net Realized Gain (Loss)
for as hedging instruments	on Foreign Currency
under ASC 815*	Transactions
Foreign currency transactions:	$1,778,633

Amount of Change in Unrealized Gain or Loss Recognized on Derivatives
Derivatives not accounted	Net Unrealized Appreciation
for as hedging instruments	(Depreciation) on Foreign
under ASC 815*	Currency Transactions
Foreign currency transactions:	$(4,575,708)

*Formerly known as Statement 133

8. High Yield Credit Risk—The High Yield Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

9. Tax Components of Capital and Distributions to Shareholders—The tax character of distributions declared for the years ended December 31, 2009 and 2008 were as follows:

	Distributions			Distributions
	Declared in 2009			Declared in 2008

	Ordinary	Long-Term		Ordinary	Long-Term
Fund	Income	Capital Gain	Total	Income	Capital Gain	Total

Blue Chip	$2,356,098	$ —	$2,356,098	$2,189,370	$ —	$ 2,189,370
Cash Management	22,436	—	22,436	283,747	—
Discovery	1,370,258	—	1,370,258	2,133,308	5,892,816	8,026,124
Government	1,023,566	—	1,023,566	941,789	—	941,789
Growth & Income	3,091,098	—	3,091,098	9,625,749	10,551,775	20,177,524
High Yield	5,799,581	—	5,799,581	5,998,094	—	5,998,094
International	3,944,011	—	3,944,011	5,070,014	11,642,102	16,712,116
Investment Grade	2,115,858	—	2,115,858	2,055,553	—	2,055,553
Select Growth	—	—	—	18,121	113,773	131,894
Target Maturity 2010	729,608	168,224	897,832	761,937	16,448	778,385
Target Maturity 2015	1,124,305	41,204	1,165,509	1,064,287	—	1,064,287
Value	1,816,526	—	1,816,526	1,535,490	—	1,535,490

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As of December 31, 2009, the components of distributable earnings (deficit) on a tax basis were as follows:

					Total
	Undistributed	Accumulated	Capital	Unrealized	Distributable
	Ordinary	Capital	Loss	Appreciation	Earnings
Fund	Income	Gains	Carryover	(Depreciation)	(Deficit)

Blue Chip	$1,905,206	$ —	$(30,623,773)	$24,884,025	$ (3,834,542)
Discovery	1,116,653	—	(13,113,881)	16,605,855	4,608,627
Government	1,061,598	—	(718,584)	485,104	828,118
Growth & Income	2,050,736	—	(19,219,123)	(2,255,895)	(19,424,282)
High Yield	5,168,198	—	(35,441,390)	153,672	(30,119,520)
International	—	—	(32,014,110)	16,606,129	(15,407,981)
Investment Grade	1,995,031	—	(5,785,696)	2,370,292	(1,420,373)
Select Growth	20,078	—	(4,842,308)	1,284,032	(3,538,198)
Target Maturity 2010	634,283	191,870	—	483,583	1,309,736
Target Maturity 2015	1,102,346	130,479	—	2,965,460	4,198,285
Value	1,385,122	—	(8,967,158)	5,953,157	(1,628,879)

Differences between book distributable earnings and tax distributable earnings consist primarily of wash sales and amortization of bond premium and discounts.

For the year ended December 31, 2009, the following reclassifications were made to reflect permanent differences between book and tax reporting which are primarily due to the differences between book and tax treatment of investments in real estate trusts, foreign currency transactions and expiration of capital loss carryovers.

			Accumulated
	Capital	Undistributed	Capital
Fund	Paid In	Ordinary Income	Gains (Losses)
Government	$ 1,003	$ 88,055	$ (89,058)
High Yield	(3,751,289)	185,452	3,565,837
International	(605,388)	2,383,986	(1,778,598)
Investment Grade	(51,126)	647,028	(595,902)

10. New Accounting Pronouncements—In accordance with the provision set forth in ASC 855 “Subsequent Events” (“ASC 855”), formerly known as Financial Accounting Standards No. 165, “Subsequent Events”, Management has evaluated the possibility of subsequent events existing in the Funds’ financial statements through February 26, 2010. Management has determined that there are no subsequent events that, in accordance with ASC 855, would require recognition or disclosure in the Fund’s financial statements through this date.

125

Financial Highlights
FIRST INVESTORS LIFE SERIES FUNDS

The following table sets forth the per share operating performance data for a trust share outstanding, total return, ratios to average net assets and other supplemental data for each year indicated.

			P E R S H A R E D A T A							R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions										Ratio to Average Net
		Investment Operations			from						Ratio to Average Net				Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**				Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Expenses			Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	Before Fee			Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gains	Distributions	Year	Return *	(in millions )	Credits	(a)		Income	Expenses	Income (Loss )	Rate

BLUE CHIP FUND
2005	$ 20.18	$ .20	$ .67	$ .87	$ .20	—	$ .20	$ 20.85	4.34%	174.85%				.93%	N/A	N/A	34%
2006	20.85	.26	2.74	3.00	.20	—	.20	23.65	14.49	181.82				1.13	N/A	N/A	4
2007	23.65	.31	.67	.98	.26	—	.26	24.37	4.21	173.81				1.20	N/A	N/A	5
2008	24.37	.36	(8.10)	(7.74)	.31	—	.31	16.32	(32.08)	107.83				1.67	N/A	N/A	8
2009	16.32	.31	3.04	3.35	.36	—	.36	19.31	21.61	121.84				1.78	N/A	N/A	15

CASH MANAGEMENT FUND
2005	$ 1.00	$ .024	—	$ .024	$.024	—	$ .024	$ 1.00	2.44%	$ 6.72%			(b)	2.38%	1.09%	1.99%	N/A
2006	1.00	.043	—	.043	.043	—	.043	1.00	4.35	7.74			(b)	4.26	1.09	3.87	N/A
2007	1.00	.045	—	.045	.045	—	.045	1.00	4.62	15.72			(b)	4.49	1.04	4.14	N/A
2008	1.00	.020	—	.020	.020	—	.020	1.00	2.03	13.71			(b)	2.02	.96	1.77	N/A
2009	1.00	.002	—	.002	.002	—	.002	1.00	.17	11.56			(c)	.18	.98	(.24)	N/A

DISCOVERY FUND
2005	$ 24.53	$ .08	$ 1.18	$1.26	$ —	$ —	$ —	$ 25.79	5.14%	$ 137.90%				.15%	N/A	N/A	111%
2006	25.79	.06	5.74	5.80	.04	—	.04	31.55	22.51	158.82				.19	N/A	N/A	58
2007	31.55	.11	1.86	1.97	.06	2.66	2.72	30.80	6.62	161.82				.35	N/A	N/A	55
2008	30.80	.30	(10.11)	(9.81)	.11	1.44	1.55	19.44	(33.25)	101.83				1.15	N/A	N/A	52
2009	19.44	.22	5.63	5.85	.27	—	.27	25.02	30.77	127.84				1.03	N/A	N/A	66

GOVERNMENT FUND
2005	$ 10.38	$ .51	$ (.26)	$ .25	$ .53	—	$ .53	$ 10.10	2.54%	$ 20.81%				4.85%	.96%	4.70	52%
2006	10.10	.51	(.14)	.37	.51	—	.51	9.96	3.80	20.78				5.10	.93	4.95	28
2007	9.96	.48	.15	.63	.52	—	.52	10.07	6.55	21.80				4.94	.95	4.75	24
2008	10.07	.44	.24	.68	.45	—	.45	10.30	6.93	24.79				4.56	.94	4.41	39
2009	10.30	.42	—	.42	.43	—	.43	10.29	4.28	26.80				3.87	.95	3.72	51

GROWTH & INCOME FUND(d)
2005	$ 33.75	$ .16	$ 2.25	$ 2.41	$ .25	$ —	$ .25	$ 35.91	7.20%	$ 249.85%				.46%	N/A	N/A	93%
2006	35.91	.20	4.68	4.88	.16	2.27	2.43	38.36	14.35	268.82				.55	N/A	N/A	127
2007	38.36	.41	.25	.66	.20	5.43	5.63	33.39	1.98	258.81				1.14	N/A	N/A	38
2008	33.39	.40	(11.38)	(10.98)	.41	2.24	2.65	19.76	(35.22)	155.83				1.48	N/A	N/A	28
2009	19.76	.27	5.06	5.33	.40	—	.40	24.69	28.05	187.84				1.27	N/A	N/A	25

126	127

Financial Highlights (continued)
FIRST INVESTORS LIFE SERIES FUNDS

			P E R S H A R E D A T A							R A T I O S / S U P P L E M E N T A L D A T A
				Less Distributions											Ratio to Average Net
		Investment Operations		from								Ratio to Average Net			Assets Before Expenses
	Net Asset		Net Realized					Net Asset				Assets**			Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets		Expenses		Net Invest-		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year		Before Fee		ment Income		Investment	Turnover
	of Year	Income	Investments s	Operation	Income	Gains	Distributions	Year	Return*	(in millions	)	Credits	(a)	(Loss )	Expenses	Income	Rate

HIGH YIELD FUND
2005	$ 8.66	$ .65	$ .61	$ .04	$.63	—	$ .63	$ 8.07	.41%	$ 69.87%				8.01%	N/A	N/A	35%
2006	8.07	.62	.12	.74	.67	—	.67	8.14	9.77	68.85				7.63	N/A	N/A	31
2007	8.14	.57	(.47)	.10	.63	—	.63	7.61	1.06	79.86				7.19	N/A	N/A	28
2008	7.61	.56	(2.39)	(1.83)	.59	—	.59	5.19	(25.86)	52.86				8.27	N/A	N/A	17
2009	5.19	.51	1.12	1.63	.58	—	.58	6.24	35.15	66.90				8.66	N/A	N/A	102

INTERNATIONAL FUND(e)
2005	$18.55	$ .28	$ 1.41	$ 1.69	$.24	$ —	$ .24	$ 20.00	9.22%	$ 105.99%				.80%	N/A	N/A	104%
2006	20.00	.29	5.09	5.38	.15	.64	.79	24.59	27.79	129.97				1.24	N/A	N/A	157
2007	24.59	.04	4.26	4.30	.83	3.36	4.19	24.70	20.99	154.90				1.30	N/A	N/A	97
2008	24.70	.30	(9.68)	(9.38)	.04	2.65	2.69	12.63	(41.89)	85.94				1.41	N/A	N/A	128
2009	12.63	.65	2.03	2.68	.59	—	.59	14.72	23.24	101		1.01		2.30	N/A	N/A	53

INVESTMENT GRADE FUND
2005	$11.67	$ .56	$ (.42)	$ .14	$ .67	—	$ .67	$ 11.14	1.31%	$ 38.75%				4.91%	.90%	4.76%	24%
2006	11.14	.53	(.11)	.42	.62	—	.62	10.94	3.99	37.74				4.82	.89	4.67	86
2007	10.94	.43	.15	.58	.60	—	.60	10.92	5.52	39.73				4.97	.88	4.81	38
2008	10.92	.41	(1.60)	(1.19)	.57	—	.57	9.16	(11.60)	32.74				5.30	.89	5.15	133
2009	9.16	.69	1.10	1.79	.60	—	.60	10.35	20.94	39.76				5.38	.91	5.23	79

SELECT GROWTH FUND(f)
2005	$ 8.34	$.05	$ .41	$ .46	$.10	$ —	$ .10	$ 8.70	5.55%	$ 11.99%				.57%	N/A	N/A	66%
2006	8.70	.07	.75	.82	.05	—	.05	9.47	9.47	12.92				.77	N/A	N/A	80
2007	9.47	.01	1.06	1.07	.07	—	.07	10.47	11.42	13		1.14		.15	N/A	N/A	161
2008	10.47	—	(4.31)	(4.31)	.01	.09	.10	6.06	(41.47)	9.99				(.05)	N/A	N/A	107
2009	6.06	.01	.59	.60	—	—	—	6.66	9.90	10		1.00		.22	N/A	N/A	102

TARGET MATURITY 2010 FUND
2005	$14.98	$.70	$ (.50)	$ .20	$.70	$ .14	$ .84	$ 14.34	1.46%	$ 16.76%				4.74%	.91%	4.59%	3%
2006	14.34	.75	(.49)	.26	.72	.12	.84	13.76	2.02	14.76				5.13	.91	4.98	3
2007	13.76	.69	.41	1.10	.77	—	.77	14.09	8.35	15.76				5.33	.91	5.16	11
2008	14.09	.75	.26	1.01	.73	.02	.75	14.35	7.33	14.76				5.03	.91	4.88	0
2009	14.35	.77	(.81)	(.04)	.78	.18	.96	13.35	(.23)	11.80				5.13	.95	4.98	0

128	129

Financial Highlights (continued)
FIRST INVESTORS LIFE SERIES FUNDS

			P E R S H A R E D A T A							R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions										Ratio to Average Net
		Investment Operations			from							Ratio to Average Net			Assets Before Expenses
	Net Asset		Net Realized					Net Asset				Assets**			Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets		Expenses		Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year		Before Fee		Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gains	Distributions	Year	Return *	(in millions	)	Credits	(a)	Income	Expenses	Income	Rate

TARGET MATURITY 2015 FUND
2005	$14.37	$.53	$ .08	$ .61	$.52	$ —	$.52	$14.46	4.39%	$22.73%				4.14%	.88%	3.99%	0%
2006	14.46	.57	(.32)	.25	.52	—	.52	14.19	1.85	24.70				4.38	.85	4.23	2
2007	14.19	.59	.74	1.33	.58	—	.58	14.94	9.70	27.70				4.32	.85	4.16	3
2008	14.94	.63	1.49	2.12	.58	—	.58	16.48	14.56	29.69				4.01	.84	3.86	0
2009	16.48	.62	(1.00)	(.38)	.63	.02	.65	15.45	(2.22)	27.71				3.91	.86	3.76	0

VALUE FUND
2005	$13.71	$.25	$ .57	$ .82	$.22	—	$.22	$14.31	6.09%	$79.87%				1.89%	N/A	N/A	21%
2006	14.31	.27	2.76	3.03	.26	—	.26	17.08	21.43	94.83				1.73	N/A	N/A	15
2007	17.08	.31	(.42)	(.11)	.27	—	.27	16.70	(.66)	91.83				1.75	N/A	N/A	17
2008	16.70	.40	(5.24)	(4.84)	.29	—	.29	11.57	(29.41)	58.85				2.47	N/A	N/A	15
2009	11.57	.29	1.96	2.25	.36	—	.36	13.46	21.03	66.88				2.45	N/A	N/A	11

*	The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
**	Net of expenses waived or assumed by the investment adviser (Note 4).
(a)	The ratios do not include a reduction of expenses from cash balances maintained with the
Bank of New York Mellon or from brokerage service arrangements (Note 1H).
(b)	For the years ended December 31, 2005 through December 31, 2008, the expense ratio after fee credits was .70%. FIMCO has voluntarily waived advisory fees to limit the Fund’s overall expense ratio to .70% for those years.
(c)	For the period January 1, 2009 to December 31, 2009, the expense ratio after fee credits was .56%.
FIMCO has voluntarily waived advisory fees during the period (see Note 4).
(d)	Prior to October 18, 2006, known as Growth Fund.
(e)	Prior to June 27, 2006, known as International Securities Fund.
(f)	Prior to July 26, 2007, known as Focused Equity Fund.

See notes to financial statements
130		131

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Life Series Funds

We have audited the accompanying statements of assets and liabilities of the twelve Funds comprising First Investors Life Series Funds, including the portfolios of investments, as of December 31, 2009, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Life Series Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the twelve Funds comprising First Investors Life Series Funds, as of December 31, 2009, and the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended and their financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
February 26, 2010

132

FIRST INVESTORS LIFE SERIES FUNDS
Trustees and Officers*

Position(s)
	Held with	Principal	Number of	Other
	Funds and	Occupation(s)	Portfolios in	Trusteeships/
Name, Year of Birth	Length of	During Past	Fund Complex	Directorships
and Address	Service	5 Years	Overseen	Held
———————	————	————	—————	———

DISINTERESTED TRUSTEES

Charles R. Barton, III 1965	Trustee since	Chief Operating	39	None
c/o First Investors	1/1/06	Officer (since
Management Company, Inc.		2007) and Trustee
110 Wall Street		of the Barton
New York, NY 10005		Group, LLC
since 1989;
President of
Noe Pierson
Corporation
since 2000

Stefan L. Geiringer 1934	Trustee since	Co-Founder	39	None
c/o First Investors	1/1/06	and Senior Vice
Management Company, Inc.		President of Real
110 Wall Street		Time Energy
New York, NY 10005		Solutions, Inc.
since 2005;
Founder/Owner
of SLG, Inc.
Since 2005;
Senior Vice
President of
Pepco Energy
Services (North-
east Region)
From 2003-2005;
Founder/Owner
and President of
North Atlantic
Utilities, Inc.
from 1987-2005

133

FIRST INVESTORS LIFE SERIES FUNDS
Trustees and Officers* (continued)

Position(s)
	Held with	Principal	Number of	Other
	Funds and	Occupation(s)	Portfolios in	Trusteeships/
Name, Year of Birth	Length of	During Past	Fund Complex	Directorships
and Address	Service	5 Years	Overseen	Held
———————	————	————	—————	———

DISINTERESTED TRUSTEES (continued)

Robert M. Grohol 1932	Trustee since	None/Retired	39	None
c/o First Investors	8/15/05;
Management Company, Inc.	Director/Trustee
110 Wall Street	of predecessor
New York, NY 10005	funds
since 10/15/92

Arthur M. Scutro, Jr. 1941	Trustee since	None/Retired	39	None
c/o First Investors	1/1/06
Management Company, Inc.
110 Wall Street
New York, NY 10005

Robert F. Wentworth 1929	Trustee since	None/Retired	39	None
c/o First Investors	8/18/05†;
Management Company, Inc.	Director/Trustee
110 Wall Street	of predecessor
New York, NY 10005	funds since
10/15/92

†	Mr. Wentworth retired effective December 31, 2009.
Mark R. Ward became a Trustee effective January 1, 2010.

134

Position(s)
	Held with	Principal	Number of	Other
	Funds and	Occupation(s)	Portfolios in	Trusteeships/
Name, Year of Birth	Length of	During Past	Fund Complex	Directorships
and Address	Service	5 Years	Overseen	Held
———————	————	————	—————	———

INTERESTED TRUSTEES**

Kathryn S. Head 1955	Trustee and	Chairman, Of-	39	None
c/o First Investors	President	ficer and Director
Management Company, Inc.	since 8/15/05;	of First Investors
Raritan Plaza I	Director/Trustee	Corporation;
Edison, NJ 08837	of predecessor	First Investors
	funds since	Consolidated
	3/17/94;	Corporation;
	President of	First Investors
	Predecessor	Management
	funds since	Company, Inc.;
	2001	Administrative
Data Manage-
ment Corp.;
First Investors
Federal Savings
Bank; and other
affiliated
companies***

*	Each Trustee serves for an indefinite term with the Funds, until his/her successor is elected.
**	Ms. Head is an interested trustee because (a) she indirectly owns more than 5% of the voting stock of the adviser and principal underwriter of the Funds, (b) she is an officer, director and employee of the adviser and principal underwriter of the Funds, and (c) she is an officer of the Funds
***	Other affiliated companies consist of: First Investors Realty Company, Inc., First Investors Life Insur-
ance Company, First Investors Leverage Corporation, Route 33 Realty Corporation, First Investors
Credit Funding Corporation, N.A.K. Realty Corporation, Real Property Development Corporation,
First Investors Credit Corporation, First Investors Resources, Inc. and First Investors Name Saver, Inc.

135

FIRST INVESTORS LIFE SERIES FUNDS
Trustees and Officers* (continued)

Position(s)
	Held with	Principal	Number of	Other
	Funds and	Occupation(s)	Portfolios in	Trusteeships/
Name, Year of Birth	Length of	During Past	Fund Complex	Directorships
and Address	Service	5 Years	Overseen	Held
———————	————	————	—————	———

OFFICER (S) WHO ARE NOT TRUSTEES

Joseph I. Benedek 1957	Treasurer	Treasurer of	39	None
c/o First Investors	since 8/18/05;	First Investors
Management Company, Inc.	Treasurer of	Management
Raritan Plaza I	predecessor funds	Company, Inc.
Edison, NJ 08837	since 1988

Larry R. Lavoie 1947	Chief	General Counsel	39	None
c/o First Investors	Compliance	of First Investors
Management Company, Inc.	Officer since	Corporation and
110 Wall Street	8/18/05;	its affiliates;
New York, NY 10005	Chief	Director of
	Compliance	First Investors
	Officer of	Corporation
	predecessor funds	and various
	since 2004	affiliates

136

FIRST INVESTORS LIFE SERIES FUNDS

Shareholder Information
———————————————————

Investment Adviser	Custodian
First Investors Management	(Cash Management, Government, High
Company, Inc.	Yield, Investment Grade, Target Maturity
110 Wall Street	2010 and Target Maturity 2015 Funds)
New York, NY 10005	The Bank of New York Mellon
One Wall Street
New York, NY 10286

Subadviser	Custodian
(Discovery Fund)	(Blue Chip, Discovery, Growth & Income,
Paradigm Capital Management, Inc.	International, Select Growth and Value Funds)
Nine Elk Street	Brown Brothers Harriman & Co.
Albany, NY 12207	40 Water Street
Boston, MA 02109

Subadviser	Transfer Agent
(High Yield Fund)	Administrative Data Management Corp.
Muzinich & Co., Inc.	Raritan Plaza I – 8th Floor
450 Park Avenue	Edison, NJ 08837-3620
New York, NY 10022

Subadviser	Independent Registered
(International Fund)	Public Accounting Firm
Vontobel Asset Management, Inc.	Tait, Weller & Baker LLP
1540 Broadway	1818 Market Street
New York, NY 10036	Philadelphia, PA 19103

Subadviser	Legal Counsel
(Select Growth Fund)	K&L Gates LLP
Smith Asset Management Group, L.P.	1601 K Street, N.W.
100 Crescent Court	Washington, D.C. 20006
Dallas, TX 75201

137

FIRST INVESTORS LIFE SERIES FUNDS

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q, for the first and third quarters of each fiscal year. The Funds’ Form N-Q will be available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is available, without charge, upon request in writing or by calling 1-800-423-4026.

138

NOTES

139

NOTES

140

First Investors
110 Wall Street
New York, NY 10005

LIFEAR

Item 2. Code of Ethics

As of December 31, 2009, the Registrant has adopted a code of ethics that applies to the Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer.

For the year ended December 31, 2009, there were no waivers granted from a provision of the code of ethics.

A copy of the Registrant's code of ethics is filed under Item 12(a)(1).

Item 3. Audit Committee Financial Expert

During the reporting period the Registrant's Board determined that it had at least two "audit committee financial experts" serving on its audit committee. Robert F. Wentworth and Arthur M. Scutro, Jr. were the "audit committee financial experts" during the period and were considered to be "independent" as defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

	Fiscal Year Ended
	December 31,
	-----------------
	2009	2008
	----	----
(a) Audit Fees	$124,700	$140,100

(b) Audit-Related Fees	$0	$0

(c) Tax Fees	$36,000	$34,800

Nature of fees: tax returns preparation and tax compliance

(d) All Other Fees	$0	$0

(e)(1) Audit committee's pre-approval policies

The Charter of the Audit Committee requires the Audit Committee:

(a) to pre-approve, and to recommend to the full Board, the selection, retention or termination of the independent auditors to provide audit, review or attest services to the Funds and, in connection therewith, evaluate the independence of the auditors and to obtain the auditors' specific representations as to their independence;

(b) to pre-approve all non-audit services to be provided to the Funds by the independent auditor;

(c) to pre-approve all non-audit services to be provided by the Funds' independent auditor to the Funds' investment adviser or to any entity that controls, is controlled by or is under common control with the Funds investment adviser ("adviser affiliate") and that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds;

(d) to establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraphs (b) and (c) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member and members of the Audit Committee, subject to subsequent Committee review and oversight;

(e) to consider whether the non-audit services provided by the Funds' independent auditors to the Funds' investment adviser or any adviser affiliate that provides ongoing services to the Funds, which services were not pre-approved by the Audit Committee, are compatible with maintaining the auditors' independence;

(f) to meet with the Funds’ independent auditors, including meetings without management representatives, as necessary (i) to review the arrangements for, and scope of, the annual audit, any special audits and any other services to be provided to the Fund’s by the auditors; (ii) to discuss any matters of concern relating to the Fund’s financial statements, including any adjustments to such statements recommended by the auditors, or other results of said audit(s); and (iii) to review the form of opinion the auditors propose to render to the Board and shareholders;

(g) to receive and consider (i) information and comments from the auditors with respect to the Funds’ accounting and financial reporting policies, procedures and internal control over financial reporting (including the Funds’ critical accounting policies and practices) and to consider management’s responses to any such comments; (ii) reports from the auditors regarding any material written communications between the auditors and management; and (iii) reports from the auditors regarding all non-audit services provided to any entity in the Funds’ investment company complex that were not pre-approved by the Audit Committee or pursuant to pre-approved policies and procedures established by the Audit Committee and associated fees;

(h) to consider the effect upon the Funds of any changes in accounting principles or practices proposed by management or the auditors;

(i) to review and approve the fees proposed to be charged to the Funds by the auditors for each audit and non-audit service;

(j) to receive reports from Fund management in connection with the required certifications on Form N-CSR under the 1940 Act of any significant deficiencies in the design or operation of the Funds’ internal control over financial reporting or material weakness therein and any reported evidence of fraud, whether or not material, involving management or other employees of the Funds who have a significant role in the Funds’ internal control over financial reporting;

(k) to investigate improprieties or suspected improprieties in the Funds’ accounting or financial reporting brought to the attention of the Audit Committee;

(l) to receive and consider reports from attorneys, in accordance with the “Up-the-Ladder” Reporting Policies for attorneys who appear or practice before the Securities and Exchange Commission in the representation of the Funds and in accordance with applicable federal law, and auditors relating to possible material violations of federal or state law or fiduciary duty;

(m) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate;

(n) to meet with the Treasurer of the Funds and, as necessary, with internal auditors, if any, for the management company;

(o) to meet in executive session with the Chief Compliance Officer of the Funds at least annually; and,

(p) to perform such other functions and to have such powers as may be necessary or appropriate in the efficient and lawful discharge of the powers provided in this Charter.

(e)(2) None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and Related Entities disclosed above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) Not Applicable

(g) Aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant and the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years ended December 31, 2009 and 2008 were $82,100 and $83,750, respectively.

(h) Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Schedule of Investments

Schedule is included as part of the report to
stockholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies & Procedures for
Closed-End Management Investment Companies

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management
Investment Companies and Affiliated Purchasers

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics - Filed herewith

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By	/S/ KATHRYN S. HEAD
Kathryn S. Head
President and Principal Executive Officer

Date:	March 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Life Series Funds

By	/S/ KATHRYN S. HEAD
Kathryn S. Head
President and Principal Executive Officer

By	/S/ JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	March 5, 2010